UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2011

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
6/30/11 (Unaudited)

CORPORATE BONDS AND NOTES (35.3%)(a)
			Principal amount	Value

Basic materials (2.5%)

Associated Materials, LLC 144A company guaranty sr. notes 9 1/8s, 2017			$3,183,000	$3,175,043

Atkore International, Inc. 144A sr. notes 9 7/8s, 2018			3,317,000	3,482,850

Catalyst Paper Corp. 144A company guaranty sr. notes 11s, 2016 (Canada)			1,510,000	1,291,050

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			3,895,000	4,109,225

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			2,735,000	2,796,538

Chemtura Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2018			917,000	960,558

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.247s, 2013 (Netherlands)			989,000	944,495

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			135,000	147,488

Exopack Holding Corp. 144A sr. notes 10s, 2018			2,235,000	2,218,238

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			6,299,000	6,535,213

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			4,748,000	4,841,522

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			2,935,000	2,987,324

Georgia-Pacific, LLC 144A company guaranty 7 1/8s, 2017			2,315,000	2,440,600

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			2,979,000	3,053,475

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			1,725,000	1,794,000

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			2,841,000	3,089,588

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			1,700,000	1,853,000

INEOS Finance PLC 144A company guaranty sr. notes 9 1/4s, 2015 (United Kingdom)		EUR	1,150,000	1,733,753

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			$2,425,000	2,558,375

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	5,160,000	7,227,541

JMC Steel Group 144A sr. notes 8 1/4s, 2018			$945,000	959,175

KRATON Polymers, LLC/KRATON Polymers Capital Corp. sr. notes 6 3/4s, 2019			419,000	419,000

Kronos International, Inc. sr. notes 6 1/2s, 2013 (Germany)		EUR	3,677,600	5,368,337

Lyondell Chemical Co. sr. notes 11s, 2018			$10,015,000	11,216,800

Lyondell Chemical Co. 144A company guaranty sr. notes 8s, 2017			6,352,000	7,066,600

Momentive Performance Materials, Inc. notes 9s, 2021			3,930,000	4,008,600

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014			1,841,000	1,716,733

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A company guaranty sr. sub. notes 8 3/8s, 2018			835,000	845,438

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			4,425,000	4,779,000

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			2,471,000	2,486,444

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	3,742,000	6,085,010

PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)			$1,365,000	1,542,450

Rhodia SA 144A sr. notes 6 7/8s, 2020 (France)			900,000	1,054,125

Rockwood Specialties Group, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2014		EUR	465,000	683,593

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN, 2.67s, 2015 (Germany)		EUR	1,050,000	1,502,524

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$569,000	574,690

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs. 7 1/2s, 2025 (Ireland)			82,000	79,130

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			1,533,000	1,663,305

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			4,890,000	5,281,200

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2012			989,000	1,043,395

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			2,451,000	2,573,550

Styrolution GmbH 144A sr. notes 7 5/8s, 2016 (Germany)		EUR	905,000	1,270,420

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			$1,000	1,195

Thompson Creek Metals Co., Inc. 144A company guaranty sr. notes 7 3/8s, 2018 (Canada)			1,535,000	1,504,300

TPC Group, LLC 144A sr. notes 8 1/4s, 2017			2,898,000	3,006,675

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			3,021,000	3,119,183

USG Corp. 144A company guaranty sr. notes 8 3/8s, 2018			895,000	881,575

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014			2,780,000	2,960,700

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr. notes 8 3/4s, 2019			1,100,000	979,000

				131,912,023
Capital goods (1.9%)

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016			2,229,000	2,273,580

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 7 1/8s, 2019			875,000	850,938

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			3,995,000	4,314,600

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			1,229,000	1,213,638

American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			590,000	590,000

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			1,147,000	1,250,230

ARD Finance SA 144A 11 1/8s, 2018 (Luxembourg)		EUR	670,000	991,888

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)			$870,000	889,575

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	500,000	730,087

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		EUR	685,000	1,000,220

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			$4,330,000	4,524,850

Berry Plastics Corp. company guaranty notes FRN 4.122s, 2014			3,095,000	2,878,350

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018			1,347,000	1,336,898

Berry Plastics Corp. notes 9 3/4s, 2021			331,000	320,243

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			2,050,000	2,173,000

Crown Americas, LLC/Crown Americas Capital Corp. III 144A sr. notes 6 1/4s, 2021			1,835,000	1,853,350

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	475,000	705,467

Delphi Corp. 144A sr. notes 6 1/8s, 2021			$2,185,000	2,157,688

Exide Technologies 144A sr. notes 8 5/8s, 2018			1,240,000	1,289,600

Graham Packaging Co., LP/GPC Capital Corp. company guaranty sr. unsec. notes 8 1/4s, 2017			1,425,000	1,588,875

Griffon Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2018			955,000	958,581

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			1,710,000	1,804,050

Kratos Defense & Security Solutions, Inc. 144A sr. notes 10s, 2017			4,300,000	4,536,500

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			3,734,000	4,682,399

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			1,335,000	1,445,138

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			1,981,000	2,035,478

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			1,445,000	1,528,088

Pregis Corp. company guaranty notes FRN 6.327s, 2013		EUR	490,000	682,558

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013			$1,470,000	1,457,138

Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067 (United Kingdom)		EUR	1,430,000	1,994,032

Rexel SA company guaranty sr. unsec. notes 8 1/4s, 2016 (France)		EUR	5,212,000	8,126,859

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC 144A company guaranty sr. notes 8 1/2s, 2016 (Luxembourg)			$1,410,000	1,469,925

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC 144A sr. notes 8 1/2s, 2016 (Luxembourg)		EUR	2,660,000	3,944,587

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			$1,600,000	1,588,000

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			4,375,000	4,320,313

Reynolds Group Issuer, Inc. 144A sr. notes 6 7/8s, 2021 (New Zealand)			465,000	453,375

Reynolds Group Issuer, Inc. 144A sr. unsec. notes 8 1/4s, 2021 (New Zealand)			680,000	635,800

Ryerson, Inc. company guaranty sr. notes 12s, 2015			3,661,000	3,889,813

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			2,400,000	2,430,000

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			2,190,000	2,294,025

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			1,830,000	1,862,025

Terex Corp. sr. unsec. sub. notes 8s, 2017			808,000	828,200

Thermadyne Holdings Corp. 144A sr. notes 9s, 2017			4,660,000	4,869,700

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			2,611,000	2,800,298

TransDigm, Inc. 144A sr. sub. notes 7 3/4s, 2018			4,200,000	4,410,000

Zinc Capital SA 144A sr. notes 8 7/8s, 2018 (Luxembourg)		EUR	1,540,000	2,207,548

				100,187,507
Communication services (4.1%)

AMC Networks, Inc. 144A company guaranty sr. unsec notes 7 3/4s, 2021			$1,265,000	1,321,925

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			940,000	982,300

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			800,000	867,000

CCH II, LLC/CCH II Capital company guaranty sr. unsec. notes 13 1/2s, 2016			1,259,504	1,483,066

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			4,600,000	4,847,250

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			2,602,000	2,562,970

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			2,815,000	2,899,450

Cequel Communications Holdings I LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			6,006,000	6,246,240

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015			804,000	814,050

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			4,835,000	4,581,163

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			1,250,000	1,256,250

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			10,060,000	10,776,775

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			250,000	266,875

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			3,625,000	3,552,500

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015			2,065,000	2,225,038

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			4,740,000	5,024,400

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			950,000	999,875

CSC Holdings LLC sr. notes 6 3/4s, 2012			364,000	374,465

CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014			5,803,000	6,426,823

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			4,769,000	4,947,838

EH Holding Corp. 144A sr. notes 6 1/2s, 2019			2,190,000	2,228,325

EH Holding Corp. 144A sr. unsec. notes 7 5/8s, 2021			3,945,000	4,023,900

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			2,405,000	2,615,438

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			5,296,000	5,746,160

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			5,928,000	6,283,680

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 7 1/2s, 2021 (Bermuda)			2,960,000	2,941,500

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			17,216,093	18,507,300

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			2,801,000	3,007,574

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			1,920,000	2,064,000

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		EUR	1,855,000	2,733,700

Kabel Deutchland V&S 144A sr. notes 6 1/2s, 2018 (Germany)		EUR	1,560,000	2,247,407

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			$4,179,000	4,299,146

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			1,699,000	1,771,208

Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			386,000	407,230

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			6,804,000	7,195,230

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			1,774,000	1,756,260

Musketeer GmbH 144A company guaranty sr. notes 9 1/2s, 2021 (Germany)		EUR	665,000	1,020,203

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			$3,892,000	4,514,720

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			2,000,000	2,085,000

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			3,406,000	3,576,300

PAETEC Holding Corp. 144A sr. unsec. notes 9 7/8s, 2018			4,202,000	4,354,323

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	2,520,000	3,846,679

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014			$1,530,000	1,552,950

Qwest Communications International, Inc. company guaranty Ser. B, 7 1/2s, 2014			2,400,000	2,436,000

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			610,000	683,963

Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012			2,497,000	2,628,093

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			1,375,000	1,423,125

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			3,850,000	4,119,500

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			1,130,000	1,202,038

Sprint Capital Corp. company guaranty 8 3/4s, 2032			2,000,000	2,165,000

Sprint Capital Corp. company guaranty 6 7/8s, 2028			3,610,000	3,420,475

Sprint Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2012			2,495,000	2,594,800

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			9,600,000	10,548,000

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			3,527,000	3,522,591

Sunrise Communications Holdings SA 144A company guaranty sr. notes 8 1/2s, 2018 (Luxembourg)		EUR	730,000	1,095,861

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		EUR	495,000	726,998

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		CHF	540,000	677,477

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	2,398,000	3,752,753

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 8 1/8s, 2017 (Germany)		EUR	1,624,000	2,461,260

UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)		EUR	1,990,000	3,065,218

Virgin Media Finance PLC company guaranty sr. unsec. bond 8 7/8s, 2019 (United Kingdom)		GBP	242,000	428,045

Wind Acquisition Finance SA sr. notes Ser. REGS, 11 3/4s, 2017 (Netherlands)		EUR	4,157,000	6,759,495

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Netherlands)		EUR	4,110,000	6,083,553

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Netherlands)			$1,900,000	1,976,000

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			710,000	752,600

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			2,884,000	3,060,645

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			1,895,000	1,980,275

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			1,000,000	1,047,500

				219,845,751
Conglomerates (—%)

SPX Corp. sr. unsec. notes 7 5/8s, 2014			1,096,000	1,211,080

SPX Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2017			750,000	802,500

				2,013,580
Consumer cyclicals (6.4%)

Affinion Group Holdings, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			570,000	570,000

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			3,145,000	3,247,213

Affinion Group, Inc. 144A sr. notes 7 7/8s, 2018			6,155,000	5,754,925

AMC Entertainment, Inc. sr. sub. notes 8s, 2014			1,998,000	2,002,995

AMC Entertainment, Inc. 144A sr. sub. notes 9 3/4s, 2020			4,500,000	4,601,250

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			2,467,000	2,578,015

Ameristar Casinos, Inc. 144A sr. notes 7 1/2s, 2021			2,390,000	2,464,688

ARAMARK Holdings Corp. 144A sr. notes 8 5/8s, 2016(PIK)			1,030,000	1,048,025

Aston Martin Capital, Ltd. 144A company guaranty sr. notes 9 1/4s, 2018 (Jersey)		GBP	1,560,000	2,390,921

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			$2,870,000	2,991,975

Beazer Homes USA, Inc. 144A sr. notes 9 1/8s, 2019			1,445,000	1,242,700

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			3,635,000	3,635,000

Boyd Gaming Corp. 144A sr. notes 9 1/8s, 2018			600,000	610,500

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018			793,000	798,948

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			1,185,000	1,239,806

Building Materials Corp. 144A sr. notes 7s, 2020			2,425,000	2,540,188

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			830,000	846,600

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			1,965,000	1,974,825

Burlington Coat Factory Warehouse Corp. 144A company guaranty sr. unsec. notes 10s, 2019			1,865,000	1,846,350

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			4,960,000	4,476,400

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			5,125,000	5,656,719

Carlson Wagonlit BV company guaranty sr. sec. notes FRN Ser. REGS, 7.135s, 2015 (Netherlands)		EUR	3,120,000	4,338,611

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			$855,000	912,713

Cengage Learning Acquisitions, Inc. 144A sr. notes 10 1/2s, 2015			2,870,000	2,597,350

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			2,760,000	2,677,200

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016			590,000	579,675

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty sr. notes 8 1/4s, 2021			4,490,000	4,411,425

Cinemark USA, Inc. 144A company guaranty sr. sub. notes 7 3/8s, 2021			680,000	676,600

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company guaranty sr. notes 10 3/4s, 2017(PIK)			3,838,000	4,164,230

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			606,000	546,915

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2021			5,324,000	5,144,315

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			6,329,000	6,898,610

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			685,000	720,963

Conti-Gummi Finance B.V. company guaranty bonds Ser. REGS, 7 1/8s, 2018 (Netherlands)		EUR	4,472,000	6,659,703

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019			$3,470,000	3,348,550

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 7 5/8s, 2016			588,000	640,920

DISH DBS Corp. company guaranty 7 1/8s, 2016			2,345,000	2,473,975

DISH DBS Corp. company guaranty 6 5/8s, 2014			6,614,000	6,961,235

DISH DBS Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			2,807,000	2,877,175

DR Horton, Inc. sr. notes 7 7/8s, 2011			140,000	140,350

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	1,900,000	2,600,874

FelCor Lodging Escrow, LP 144A sr. notes 6 3/4s, 2019(R)			$4,355,000	4,180,800

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			3,477,000	3,902,933

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			5,605,000	5,585,837

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			2,635,000	2,631,756

General Motors Financial Co., Inc. 144A sr. notes 6 3/4s, 2018			1,565,000	1,568,913

Goodyear Tire & Rubber Co. (The) sr. unsec. notes 10 1/2s, 2016			722,000	812,250

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			3,045,000	3,166,800

Grohe Holding GmbH 144A company guaranty sr. notes FRN 5.471s, 2017 (Germany)		EUR	4,548,000	6,494,207

Grupo Televisa SA sr. unsec. bonds 6 5/8s, 2040 (Mexico)			$900,000	947,249

Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)			1,410,000	1,532,834

Gymboree Corp. 144A sr. unsec. notes 9 1/8s, 2018			1,090,000	1,024,600

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			2,197,000	2,131,090

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			970,000	1,035,475

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			2,400,000	2,478,000

Interactive Data Corp. 144A company guaranty sr. notes 10 1/4s, 2018			7,600,000	8,265,000

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			1,780,000	1,764,425

Isle of Capri Casinos, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2019			5,588,000	5,643,880

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	7,307,000	10,925,829

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			$3,760,000	3,905,700

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	265,000	388,535

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			$655,000	756,525

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			5,258,000	5,126,550

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016			340,000	352,750

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			2,175,000	2,218,500

Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066 (Italy)		EUR	6,292,000	9,131,781

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			$1,000,000	983,750

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			2,075,000	2,329,188

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			1,765,000	141,200

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			765,000	760,219

McClatchy Co. (The) company guaranty sr. notes 11 1/2s, 2017			2,650,000	2,815,625

MGM Resorts International company guaranty sr. notes 9s, 2020			1,490,000	1,631,550

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			915,000	857,813

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			1,295,000	1,379,175

MTR Gaming Group, Inc. company guaranty sr. notes 12 5/8s, 2014			3,525,000	3,643,969

Navistar International Corp. sr. notes 8 1/4s, 2021			4,793,000	5,200,405

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			1,890,000	1,904,175

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 7 3/4s, 2018			1,790,000	1,879,500

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021			2,240,000	2,072,000

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018			2,343,000	2,343,000

Owens Corning company guaranty sr. unsec. notes 9s, 2019			7,852,000	9,343,880

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			2,466,000	2,681,775

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			1,713,000	1,747,260

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			1,280,000	1,356,800

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			1,085,000	1,186,719

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			2,900,000	3,113,875

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015			1,295,000	1,317,663

Ply Gem Industries, Inc. 144A sr. notes 8 1/4s, 2018			895,000	848,013

Polish Television Holding BV sr. notes stepped-coupon Ser. REGS, 11 1/4s (13s, 11/15/14), 2017 (Netherlands)(STP)		EUR	5,530,000	8,350,742

QVC Inc. 144A sr. notes 7 1/2s, 2019			$1,890,000	2,003,400

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			5,156,000	5,233,340

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			695,000	688,050

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			3,500,000	3,622,500

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			3,273,000	3,268,909

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			3,139,000	2,762,320

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020			1,825,000	1,866,063

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014			525,000	526,313

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			1,645,000	1,825,950

Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018			1,678,000	1,556,345

Standard Pacific Corp. company guaranty sr. unsec. notes 8 3/8s, 2021			693,000	679,140

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes 7s, 2015			206,000	206,515

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			1,010,000	1,030,200

Toys “R” Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013			375,000	395,625

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			505,000	510,050

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			2,265,000	2,366,925

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			3,247,000	3,612,288

Travelport LLC company guaranty 11 7/8s, 2016			2,243,000	1,928,980

Travelport LLC company guaranty 9 7/8s, 2014			958,000	881,360

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			4,952,000	4,419,660

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	1,395,000	2,112,193

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			$5,495,000	6,099,450

TVN Finance Corp. III AB 144A company guaranty sr. unsec. notes 7 7/8s, 2018 (Sweden)		EUR	270,000	391,068

Universal City Development Partners, Ltd. company guaranty sr. unsec. notes 8 7/8s, 2015			$2,565,000	2,853,563

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			3,715,000	3,705,713

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			2,324,000	2,382,100

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			2,875,000	2,846,250

Visteon Corp. 144A sr. notes 6 3/4s, 2019			3,615,000	3,488,475

Vulcan Materials Co. sr. unsec. unsub. notes 7 1/2s, 2021			1,110,000	1,108,533

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			1,160,000	1,260,050

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			1,831,000	2,146,848

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			7,034,000	7,350,530

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015			1,680,000	1,730,400

YCC Holdings, LLC/Yankee Finance, Inc. 144A sr. unsec. notes 10 1/4s, 2016			4,720,000	4,731,800

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			3,303,000	3,583,755

				340,924,608
Consumer staples (2.3%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	16,800,000	10,839,414

Archibald Candy Corp. company guaranty sub. notes 10s, 2011 (In default)(F)(NON)			$562,539	18,001

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			1,293,000	1,380,278

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			5,577,000	5,674,598

Bumble Bee Acquisition Corp. 144A company guaranty sr. notes 9s, 2017			2,915,000	2,929,575

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			2,242,000	2,387,730

Central Garden & Pet Co. company guaranty sr. sub. notes 8 1/4s, 2018			2,243,000	2,315,898

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			1,330,000	1,286,775

CKE Restaurants, Inc. company guaranty sr. notes 11 3/8s, 2018			2,290,000	2,501,825

Claire's Stores, Inc. 144A sr. notes 8 7/8s, 2019			4,065,000	3,800,775

Constellation Brands, Inc. company guaranty sr. unsec. notes 7 1/4s, 2017			2,193,000	2,384,888

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			2,401,000	2,623,093

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			2,498,000	2,473,020

Dean Foods Co. 144A sr. notes 9 3/4s, 2018			560,000	595,000

DineEquity, Inc. 144A sr. unsec. notes 9 1/2s, 2018			4,296,000	4,661,160

Dole Food Co. 144A sr. notes 8s, 2016			1,710,000	1,791,225

Dunkin Brands, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2018			598,000	603,227

EC Finance PLC company guaranty sr. bonds Ser. REGS, 9 3/4s, 2017 (United Kingdom)		EUR	4,883,000	7,508,716

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			$2,115,000	2,202,244

Europcar Groupe SA company guaranty sr. sub. bonds FRB Ser. REGS, 4.92s, 2013 (France)		EUR	331,000	474,201

Foodcorp (Pty), Ltd. 144A company guaranty sr. notes 8 3/4s, 2018 (South Africa)		EUR	1,045,000	1,479,498

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014			$58,000	59,450

Hertz Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2018			800,000	824,000

Hertz Holdings Netherlands BV sr. sec. bonds Ser. REGS, 8 1/2s, 2015 (Netherlands)		EUR	1,000,000	1,527,170

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	2,129,000	3,251,345

JBS USA LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			$9,125,000	8,874,063

Landry's Restaurants, Inc. company guaranty sr. notes 11 5/8s, 2015			540,000	577,800

Landry's Restaurants, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			911,000	974,770

Libbey Glass, Inc. sr. notes 10s, 2015			574,000	622,790

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			1,830,000	1,916,925

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 8 1/4s, 2018			900,000	942,750

Refresco Group BV 144A company guaranty sr. bonds 7 3/8s, 2018 (Netherlands)		EUR	2,420,000	3,541,459

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			$5,475,000	5,433,938

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			1,745,000	1,592,313

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			595,000	641,113

Roadhouse Financing, Inc. 144A sr. notes 10 3/4s, 2017			1,410,000	1,480,500

RSC Equipment Rental, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			1,220,000	1,213,900

Service Corporation International sr. notes 7s, 2019			970,000	1,020,925

Service Corporation International sr. notes 7s, 2017			3,136,000	3,379,040

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			3,865,000	4,483,400

Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018			3,360,000	3,679,200

Stewart Enterprises, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2019			2,790,000	2,786,513

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			2,070,000	2,458,125

United Rentals North America, Inc. company guaranty sr. unsec. sub. notes 8 3/8s, 2020			900,000	900,000

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			5,025,000	5,565,188

West Corp. 144A sr. notes 7 7/8s, 2019			2,430,000	2,357,100

West Corp. 144A sr. unsec. notes 8 5/8s, 2018			1,415,000	1,429,150

				121,464,068
Energy (6.3%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			2,185,000	2,190,463

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			2,352,000	2,360,820

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			1,505,000	1,738,376

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			3,610,000	4,041,504

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017			1,945,000	2,229,620

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			3,630,000	3,693,525

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			3,000,000	2,992,500

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			3,278,000	3,282,098

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			643,000	652,645

Brigham Exploration Co. company guaranty sr. unsec. notes 8 3/4s, 2018			3,619,000	3,944,710

Brigham Exploration Co. 144A company guaranty sr. unsec. notes 6 7/8s, 2019			765,000	761,175

Carrizo Oil & Gas, Inc. company guaranty sr. unsec notes 8 5/8s, 2018			4,411,000	4,543,330

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			1,640,000	1,771,200

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017			6,070,000	6,282,450

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			260,000	261,950

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			5,240,000	6,078,400

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			1,947,000	1,922,663

Complete Production Services, Inc. company guaranty 8s, 2016			1,657,000	1,731,565

Compton Petroleum Finance Corp. company guaranty sr. unsec. notes 10s, 2017 (Canada)			610,887	442,893

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			3,280,000	3,288,200

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,829,000	1,993,610

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			8,151,000	8,884,590

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			375,000	373,125

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			5,652,000	6,019,380

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			3,793,000	4,134,370

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			1,285,000	1,297,850

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			5,316,000	5,169,810

Ferrellgas LP/Ferrellgas Finance Corp. 144A sr. unsec. notes 6 1/2s, 2021			1,264,000	1,194,480

Forbes Energy Services Ltd. 144A company guaranty sr. unsec. notes 9s, 2019			2,205,000	2,171,925

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company guaranty sr. notes 7 1/8s, 2018			2,260,000	2,293,900

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)			1,810,000	1,972,900

Gazprom OAO Via Gaz Capital SA 144A sr. sec. bond 9 1/4s, 2019 (Russia)			3,305,000	4,069,513

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)			1,090,000	1,155,400

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			1,280,000	1,395,200

Gazprom Via Gaz Capital SA 144A company guaranty sr. unsec. bond 8.146s, 2018 (Russia)			740,000	858,615

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			8,525,000	10,106,899

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019			4,480,000	4,480,000

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			6,624,000	6,822,720

Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014			3,379,000	3,345,210

Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2021			3,846,000	3,846,000

Infinis PLC 144A sr. notes 9 1/8s, 2014 (United Kingdom)		GBP	773,000	1,290,199

James River Escrow, Inc. 144A sr. notes 7 7/8s, 2019			$965,000	955,350

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			1,310,000	1,296,900

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019			2,918,000	3,078,490

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 6 1/8s, 2020 (Russia)			5,000,000	5,156,250

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			7,380,000	7,795,125

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)			2,920,000	3,200,729

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			1,905,000	1,914,525

Milagro Oil & Gas 144A notes 10 1/2s, 2016			3,295,000	3,097,300

Nak Naftogaz Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			3,725,000	4,045,909

Newfield Exploration Co. sr. unsec. sub. notes 6 7/8s, 2020			1,000,000	1,062,500

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			2,650,000	2,689,750

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			2,895,000	3,148,313

Offshore Group Investments, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			715,000	777,563

OPTI Canada, Inc. company guaranty sr. sec. notes 8 1/4s, 2014 (Canada) (In default)(NON)			2,535,000	1,052,025

OPTI Canada, Inc. company guaranty sr. sec. notes 7 7/8s, 2014 (Canada) (In default)(NON)			2,030,000	832,300

OPTI Canada, Inc. 144A company guaranty sr. notes 9 3/4s, 2013 (Canada)			4,207,000	4,164,930

OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)			948,000	952,740

Peabody Energy Corp. company guaranty 7 3/8s, 2016			7,463,000	8,433,190

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			208,000	223,600

Pemex Project Funding Master Trust company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			1,140,000	1,201,587

Pemex Project Funding Master Trust company guaranty unsec. unsub. notes 6 5/8s, 2038 (Mexico)			6,500,000	6,816,238

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			1,575,000	1,890,000

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			11,705,000	12,470,804

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			6,525,000	6,699,929

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			1,350,000	1,518,750

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			27,200,000	17,068,000

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 1/2s, 2037 (Venezuela)			3,200,000	1,584,000

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			3,000,000	1,515,000

Petroleos de Venezuela SA sr. unsec. bonds zero %, 2011 (Venezuela)			7,960,000	7,956,020

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			5,000,000	3,101,850

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			24,700,000	19,080,750

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			14,010,000	9,460,953

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			12,565,000	9,316,948

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			6,425,000	6,007,375

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)			10,500,000	11,009,250

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 6 1/2s, 2041 (Mexico)			1,000,000	1,009,800

Petroleum Co. of Trinidad & Tobago Ltd. 144A sr. unsec. notes 9 3/4s, 2019 (Trinidad)			1,165,000	1,406,738

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			1,465,000	1,626,150

Plains Exploration & Production Co. company guaranty 7 3/4s, 2015			2,900,000	3,005,125

Plains Exploration & Production Co. company guaranty 7s, 2017			2,380,000	2,451,400

Plains Exploration & Production Co. company guaranty sr. unsec. notes 10s, 2016			1,180,000	1,327,500

Power Sector Assets & Liabilities Management Corp. 144A govt. guaranty sr. unsec. notes 7.39s, 2024 (Philippines)			2,790,000	3,292,200

Power Sector Assets & Liabilities Management Corp. 144A govt. guaranty sr. unsec. notes 7 1/4s, 2019 (Philippines)			2,100,000	2,483,250

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			500,000	526,875

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			1,710,000	1,957,950

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			1,640,000	1,697,400

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			3,321,000	3,678,008

Sabine Pass LNG LP sec. notes 7 1/2s, 2016			2,885,000	2,957,125

SandRidge Energy, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			565,000	572,063

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			8,298,000	8,463,960

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019			1,105,000	1,107,763

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			875,000	870,352

Williams Cos., Inc. (The) notes 7 3/4s, 2031			844,000	985,112

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			1,115,000	1,381,992

				338,461,489
Financials (6.3%)

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			2,380,000	2,385,950

Ally Financial, Inc. company guaranty sr. unsec. notes 7s, 2012			212,000	216,028

Ally Financial, Inc. company guaranty sr. unsec. notes 6 7/8s, 2012			1,379,000	1,423,818

Ally Financial, Inc. company guaranty sr. unsec. notes 6 5/8s, 2012			1,304,000	1,330,080

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			4,595,000	5,134,913

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			7,290,000	7,618,050

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.454s, 2014			168,000	160,681

Ally Financial, Inc. unsec. sub. notes 8s, 2018			1,333,000	1,426,310

Ally Financial, Inc. 144A company guaranty notes 6 1/4s, 2017			1,815,000	1,802,898

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			4,543,000	4,963,682

Banco Do Brasil 144A sr. unsec. 9 3/4s, 2017 (Brazil)		BRL	1,745,000	1,145,868

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			$11,405,000	11,294,948

Boparan Holdings LTD 144A sr. notes 9 3/4s, 2018 (United Kingdom)		EUR	1,030,000	1,424,850

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.061s, 2012			$1,931,063	1,915,761

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			1,958,000	1,977,580

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			1,235,000	1,268,963

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			1,000,000	1,158,750

CIT Group, Inc. sr. bonds 7s, 2014			244,818	247,878

CIT Group, Inc. 144A bonds 7s, 2017			14,030,000	13,994,925

CIT Group, Inc. 144A bonds 7s, 2016			8,296,000	8,264,890

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			2,885,000	3,007,613

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			1,137,000	1,205,220

Commerzbank Capital Funding Trust jr. unsec. sub. bonds bank guaranty zero %, 2016		EUR	3,250,000	3,749,623

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			$2,420,000	2,456,300

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			6,495,000	7,063,313

Dresdner Funding Trust I 144A bonds 8.151s, 2031			3,659,000	3,503,493

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			3,000,000	3,510,000

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, Perpetual maturity (Jersey)			2,541,000	2,197,965

HSBC Capital Funding LP bank guaranty jr. unsec. sub. FRB 5.13s, Perpetual maturity (Jersey)		EUR	1,092,000	1,487,500

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			$375,000	381,563

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			270,000	275,400

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			5,270,000	5,349,050

Industry & Construction Bank St. Petersburg OJSC Via Or-ICB for Industry unsec. sub. notes FRN 5.01s, 2015 (Luxembourg)			1,750,000	1,732,500

ING Groep NV jr. unsec. sub. notes 5.775s, Perpetual maturity (Netherlands)			3,310,000	3,045,200

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			770,000	752,675

JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %, 2017			2,500,000	2,578,003

JPMorgan Chase & Co. 144A unsec. unsub. notes 8s, 2012		INR	76,000,000	1,722,741

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			$3,482,000	3,612,575

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			4,365,000	4,033,225

MetLife Capital Trust X 144A jr. sub. FRB 9 1/4s, 2038			935,000	1,140,700

MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 6 7/8s, 2021(R)			1,375,000	1,350,938

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			2,543,000	2,790,943

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			4,159,000	4,252,578

Omega Healthcare Investors, Inc. 144A sr. notes 6 3/4s, 2022(R)			2,376,000	2,343,330

RBS Capital Trust III jr. unsec. sub. notes bank guaranty zero %, 2049 (United Kingdom)			3,375,000	2,463,750

Royal Bank of Scotland Group PLC jr. sub. notes FRN Ser. MTN, 7.64s, 2049 (United Kingdom)			3,300,000	2,508,000

Russian Agricultural Bank OJSC Via RSHB Capital SA sub. bonds FRB 6.97s, 2016 (Russia)			30,110,000	30,097,655

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 3/4s, 2018 (Russia)			1,890,000	2,149,781

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			6,575,000	7,117,438

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sub. notes FRN 6s, 2021 (Russia)			6,000,000	6,026,420

Sabra Health Care LP/Sabra Capital Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018(R)			715,000	715,000

Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South Korea)			1,398,000	1,460,372

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			7,805,000	7,161,088

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			1,665,000	1,710,771

UBS AG/ Jersey Branch jr. unsec. sub. FRB 4.28s, 2015 (Jersey)		EUR	1,771,000	2,279,705

UBS AG/ Jersey Branch jr. unsec. sub. notes FRN Ser. EMTN, 7.152s, 2017 (Jersey)		EUR	2,000,000	2,917,881

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$3,400,000	3,527,670

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.136s, 2014			245,000	227,850

Vnesheconombank Via VEB Finance PLC 144A bank guaranteed bonds 6.8s, 2025 (Russia)			12,300,000	12,495,570

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			4,335,000	4,540,046

VTB Bank OJSC Via VTB Capital SA 144A bank guaranty sr. unsec. notes 6.551s, 2020 (Russia)			5,000,000	5,075,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 7 1/2s, 2011 (Russia)			2,616,000	2,659,164

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			38,586,000	41,402,778

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			50,831,000	53,235,306

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. unsub. notes 6.609s, 2012 (Russia)			12,594,000	13,234,531

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. unsub. notes 6.465s, 2015 (Russia)			3,000,000	3,173,100

				338,878,147
Government (0.2%)

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013 (India)		INR	286,400,000	6,166,544

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014		RUB	123,450,000	4,315,545

				10,482,089
Health care (1.7%)

Aviv Healthcare Properties LP 144A sr. notes 7 3/4s, 2019			$1,901,000	1,943,773

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	819,000	1,167,890

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			$1,876,000	2,044,840

Capella Healthcare, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			1,610,000	1,698,550

CDRT Merger Sub, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019			1,532,000	1,532,000

CHS/Community Health Systems, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2015			5,268,000	5,426,040

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	865,000	1,240,833

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$7,250,000	7,503,750

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			595,000	605,413

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018			1,770,000	1,792,125

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			2,426,000	2,550,333

Endo Pharmaceuticals Holdings, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			1,880,000	1,927,000

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			2,160,000	2,443,500

Giant Funding Corp. 144A sr. notes 8 1/4s, 2018 (Spain)			3,523,000	3,672,728

HCA Holdings, Inc. 144A sr. unsec. notes 7 3/4s, 2021			4,481,000	4,649,038

HCA, Inc. company guaranty sr. notes 9 5/8s, 2016(PIK)			7,361,000	7,830,264

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020			1,500,000	1,627,500

HCA, Inc. sr. sec. notes 9 1/4s, 2016			5,814,000	6,170,108

IASIS Healthcare, LLC/IASIS Capital Corp. 144A sr. notes 8 3/8s, 2019			5,450,000	5,381,875

Kindred Healthcare, Inc. 144A company guaranty sr. notes 8 1/4s, 2019			866,000	861,670

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			1,635,000	1,737,188

Select Medical Corp. company guaranty 7 5/8s, 2015			448,000	443,520

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			1,505,000	1,553,913

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			834,910	857,870

Talecris Biotherapeutics Holdings Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			1,579,000	1,790,033

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			1,683,000	1,912,309

Tenet Healthcare Corp. sr. notes 9s, 2015			4,307,000	4,619,258

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			2,627,000	2,899,551

Tenet Healthcare Corp. sr. unsec. notes 8s, 2020			1,945,000	1,976,606

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			350,000	338,625

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			900,000	882,000

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			350,000	343,000

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			6,990,000	4,604,663

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)			2,840,000	3,005,331

				89,033,097
Technology (1.3%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			660,000	679,800

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			3,357,000	3,424,140

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			2,500,000	2,418,750

Buccaneer Merger Sub, Inc. 144A sr. notes 9 1/8s, 2019			3,115,000	3,239,600

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			1,566,000	1,589,490

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			4,299,000	4,299,000

CommScope, Inc. 144A sr. notes 8 1/4s, 2019			1,795,000	1,848,850

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019 (Canada)			1,755,000	1,691,381

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			859,000	911,614

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			2,376,000	2,521,530

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015(PIK)			7,988,219	8,287,777

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			727,000	716,095

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020			820,000	875,350

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			680,000	685,100

First Data Corp. 144A sr. bonds 12 5/8s, 2021			6,103,000	6,530,210

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			6,198,000	6,895,275

Freescale Semiconductor, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2020			2,972,000	3,358,360

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			2,300,000	2,380,500

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			4,150,000	4,357,500

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			4,543,000	5,088,160

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7 3/4s, 2018 (Cayman Islands)			2,399,000	2,518,950

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			5,159,000	5,339,565

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			2,062,000	2,082,620

				71,739,617
Transportation (0.2%)

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			3,325,000	3,499,563

RailAmerica, Inc. company guaranty sr. notes 9 1/4s, 2017			1,912,000	2,098,420

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			4,130,000	4,372,638

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			1,848,000	1,746,360

				11,716,981
Utilities and power (2.1%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			6,690,000	7,091,400

AES Corp. (The) 144A sr. note 7 3/8s, 2021			1,960,000	1,989,400

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	6,917,000	8,334,975

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			$1,995,000	2,049,863

Calpine Corp. 144A sr. notes 7 1/4s, 2017			6,892,000	6,995,380

Cenrais Electricas Brasileiras SA 144A sr. unsec. unsub. notes 6 7/8s, 2019 (Brazil)			500,000	566,250

Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)			2,495,000	2,730,521

Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019			6,270,000	4,561,425

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			654,000	588,600

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			1,055,000	1,061,594

Edison Mission Energy sr. unsec. notes 7.2s, 2019			605,000	480,975

Edison Mission Energy sr. unsec. notes 7s, 2017			90,000	72,900

El Paso Corp. sr. unsec. notes 7s, 2017			4,910,000	5,555,051

El Paso Natural Gas Co. debs. 8 5/8s, 2022			2,976,000	3,848,230

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			8,180,000	8,682,743

Energy Future/Energy Future Intermediate Holdings Finance Co., LLC sr. notes 10s, 2020			7,590,000	8,094,431

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			4,506,000	4,776,360

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			3,475,000	3,631,375

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			530,000	551,200

GenOn Energy, Inc. sr. unsec. unsub. notes 7 5/8s, 2014			1,500,000	1,545,000

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			490,000	543,177

Majapahit Holding BV 144A company guaranty sr. unsec. notes 8s, 2019 (Indonesia)			2,575,000	3,044,938

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			10,660,000	12,379,032

NRG Energy, Inc. company guaranty 7 3/8s, 2017			4,975,000	5,211,313

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			8,735,000	8,713,163

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			1,370,000	1,438,337

NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017			955,000	978,215

Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s, 2028			520,000	598,673

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			2,175,000	2,136,938

Vattenfall Treasury AB company guaranty jr. unsec. sub. bond FRB 5 1/4s, 2049 (Sweden)		EUR	819,000	1,179,116

				109,430,575

Total corporate bonds and notes (cost $1,840,914,381)				$1,886,089,532

MORTGAGE-BACKED SECURITIES (29.4%)(a)
			Principal amount	Value

Adjustable Rate Mortgage Trust
FRB Ser. 07-1, Class 2A1, 5.559s, 2037			$6,000,474	$3,420,270
FRB Ser. 07-1, Class 5A31, 0.326s, 2037			14,094,256	6,624,300

Banc of America Commercial Mortgage, Inc. Ser. 07-2, Class A2, 5.634s, 2049(F)			1,729,208	1,774,873

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036			1,170,000	959,400
Ser. 01-1, Class K, 6 1/8s, 2036			2,633,000	1,965,535
Ser. 07-5, Class XW, IO, 0.59s, 2051			227,288,041	3,815,439

Banc of America Funding Corp.
FRB Ser. 06-D, Class 6A1, 5.387s, 2036			11,180,234	6,875,844
FRB Ser. 07-B, Class A1, 0.396s, 2047			28,425,157	17,623,598
FRB Ser. 06-H, Class 6A1, 0.376s, 2036			9,826,108	5,306,099

Barclays Capital, LLC Trust
FRB Ser. 07-AA2, Class 12A1, 0.396s, 2047			23,157,972	12,273,725
FRB Ser. 07-AA1, Class 2A1, 0.366s, 2037			38,143,673	21,360,457

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 07-1, Class 2A1, 5.161s, 2047			15,058,785	9,336,447

Bear Stearns Alt-A Trust
FRB Ser. 06-3, Class 36A1, 5.986s, 2036			62,323,940	40,198,941
FRB Ser. 06-5, Class 2A2, 5.98s, 2036			19,557,561	11,734,537
FRB Ser. 06-3, Class 35A1, 5.634s, 2036			49,756,103	32,279,272
FRB Ser. 06-5, Class 2A1, 5.618s, 2036			6,815,761	4,089,457
FRB Ser. 06-1, Class 23A1, 5.413s, 2036			3,682,775	2,449,045
FRB Ser. 07-1, Class 21A1, 5.168s, 2047			7,430,976	4,124,192
Ser. 06-4, Class 22A1, 3.186s, 2036			8,800,196	3,995,289
FRB Ser. 05-9, Class 11A1, 0.446s, 2035			7,683,899	4,072,466

Bear Stearns Asset Backed Securities Trust
FRB Ser. 06-IM1, Class A3, 0.466s, 2036			17,713,786	4,782,722
FRB Ser. 06-IM1, Class A1, 0.416s, 2036			7,124,602	3,419,809

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.407s, 2036			5,388,720	2,836,003
FRB Ser. 07-AR5, Class 1A1A, 5.379s, 2037			8,205,719	4,677,547
FRB Ser. 07-6, Class 1A3A, 5.265s, 2046			14,773,094	7,386,547
FRB Ser. 05-10, Class 1A4A, 2.863s, 2035			6,052,425	3,583,036
FRB Ser. 07-AR1, Class A2, 0.346s, 2037			50,565,395	29,444,230

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A Ser. 07-CD5, Class XS, IO, 0.116s, 2044			150,440,749	652,015

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.869s, 2014 (United Kingdom)		GBP	2,491,896	2,802,785
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (United Kingdom)		GBP	1,094,530	1,319,018

Countrywide Alternative Loan Trust
Ser. 06-41CB, Class 1A7, 6s, 2037			$8,658,257	5,541,285
FRB Ser. 05-84, Class 4A1, 5.777s, 2036			70,101,386	43,462,859
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047			4,779,083	4,583,439
FRB Ser. 06-OC10, Class 2A2A, 0.366s, 2036			10,593,344	5,101,357
FRB Ser. 06-HY11, Class A1, 0.306s, 2036			31,321,483	18,166,460

Countrywide Home Loans
FRB Ser. 05-HYB4, Class 2A1, 2.794s, 2035			3,598,358	2,410,900
FRB Ser. 06-HYB3, Class 2A1A, 2.77s, 2036			10,759,733	7,360,723

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.611s, 2035(F)			308,036	39,812
FRB Ser. 05-R3, Class AF, 0.586s, 2035			302,574	251,136

Credit Suisse Mortgage Capital Certificates
Ser. 07-C5, Class A3, 5.694s, 2040			15,375,000	16,004,585
Ser. 07-C1, Class AAB, 5.336s, 2040			5,087,000	5,422,233

CS First Boston Mortgage Securities Corp. 144A Ser. 02-CP5, Class M, 5 1/4s, 2035			2,599,000	795,947

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 06-AR6, Class A6, 0.403s, 2037			26,791,443	13,529,678
FRB Ser. 06-AR4, Class A2, 0.376s, 2036			8,446,492	3,843,154
FRB Ser. 06-AR3, Class A1, 0.376s, 2036			9,522,268	4,094,575
FRB Ser. 07-AR3, Class 2A2A, 0.366s, 2037			38,691,073	25,149,198
FRB Ser. 06-AR6, Class A4, 0.356s, 2037			46,045,198	28,432,910
FRB Ser. 06-AR3, Class A5, 0.356s, 2036			28,511,802	17,392,199
FRB Ser. 07-AR2, Class A1, 0.336s, 2037			11,658,713	6,295,705
FRB Ser. 07-AR2, Class A4, 0.321s, 2037			7,622,547	4,440,134
FRB Ser. 06-AR1, Class 3A1, 2.951s, 2036			13,426,090	8,726,959
FRB Ser. 06-AR1, Class 1A3, 0.516s, 2036			62,507,853	27,815,995

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031(F)			2,235,111	2,234,305

European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 1.672s, 2014 (United Kingdom)		GBP	950,156	305,342

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.852s, 2032			$1,242,209	2,016,764
IFB Ser. 3408, Class EK, 25.04s, 2037			1,072,784	1,613,789
IFB Ser. 2979, Class AS, 23.587s, 2034			659,462	908,673
IFB Ser. 3727, Class PS, IO, 6.513s, 2038			39,887,742	6,776,927
IFB Ser. 3287, Class SE, IO, 6.513s, 2037			16,407,797	2,815,086
IFB Ser. 3398, Class SI, IO, 6.463s, 2036			8,724,996	1,121,511
IFB Ser. 3485, Class SI, IO, 6.363s, 2036			8,666,914	1,439,748
IFB Ser. 3751, Class SB, IO, 5.853s, 2039			100,901,075	15,532,712
IFB Ser. 3852, Class TB, 5.813s, 2041			46,794,632	43,231,220
IFB Ser. 3725, Class CS, IO, 5.813s, 2040			89,861,882	13,575,435
IFB Ser. 3768, Class PS, IO, 5.813s, 2036			29,966,483	4,626,825
Ser. 3672, Class PI, IO, 5 1/2s, 2039			22,420,130	4,380,445
Ser. 3645, Class ID, IO, 5s, 2040			12,187,411	2,004,220
Ser. 3687, Class CI, IO, 5s, 2038			32,709,603	5,752,965
Ser. 3653, Class KI, IO, 5s, 2038			45,341,815	7,529,462
Ser. 3632, Class CI, IO, 5s, 2038			14,282,558	2,430,177
Ser. 3626, Class DI, IO, 5s, 2037			10,021,202	1,160,555
Ser. 3623, Class CI, IO, 5s, 2036			8,979,978	1,601,786
Ser. 3747, Class HI, IO, 4 1/2s, 2037			11,043,442	1,637,742
Ser. 3738, Class MI, IO, 4s, 2034			97,609,576	12,250,002
Ser. 3736, Class QI, IO, 4s, 2034			93,586,001	11,965,116
Ser. 3740, Class KI, IO, 4s, 2033			52,481,829	6,572,824
Ser. 3707, Class HI, IO, 4s, 2023			22,447,106	2,269,178
Ser. 3707, Class KI, IO, 4s, 2023			23,730,434	2,070,955
Ser. T-56, Class A, IO, 0.524s, 2043			344,997	7,116
Ser. T-56, Class 3, IO, 0.47s, 2043			11,433,141	28,583
Ser. T-57, Class 1AX, IO, 0.424s, 2043			9,913,758	158,625
Ser. T-56, Class 1, IO, 0.292s, 2043			415,832	1,105
Ser. T-56, Class 2, IO, 0.118s, 2043			373,256	35
Ser. 3369, PO, zero %, 2037			10,230	9,486
Ser. 3314, PO, zero %, 2036			543,414	472,303
Ser. 3124, Class DO, PO, zero %, 2036			71,347	54,314
Ser. 2947, Class AO, PO, zero %, 2035			16,941	14,360
Ser. 2692, Class TO, PO, zero %, 2033			21,984	20,551
Ser. 1208, Class F, PO, zero %, 2022			175,095	154,412
FRB Ser. 3251, Class TC, zero %, 2036			129,205	128,661
FRB Ser. 3072, Class TJ, zero %, 2035			42,300	42,270
FRB Ser. 3326, Class WF, zero %, 2035			466,688	383,319
FRB Ser. 3030, Class EF, zero %, 2035(F)			102,677	91,286
FRB Ser. 3033, Class YF, zero %, 2035(F)			8,502	8,474
FRB Ser. 3412, Class UF, zero %, 2035(F)			45,470	42,468
FRB Ser. 3007, Class LU, zero %, 2035(F)			20,260	17,203

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.885s, 2036			2,131,420	3,075,426
IFB Ser. 05-45, Class DA, 23.739s, 2035			4,404,463	6,554,319
IFB Ser. 05-83, Class QP, 16.911s, 2034			699,360	921,966
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036			72,540	12,785
IFB Ser. 11-51, Class SK, IO, 6.264s, 2041			68,448,327	12,159,161
IFB Ser. 11-51, Class SM, IO, 5.664s, 2041			95,129,233	13,757,590
IFB Ser. 10-46, Class WS, IO, 5.564s, 2040			102,152,648	13,392,212
Ser. 399, Class 2, IO, 5 1/2s, 2039			538,744	106,928
Ser. 374, Class 6, IO, 5 1/2s, 2036			16,879,357	3,700,968
Ser. 10-21, Class IP, IO, 5s, 2039			22,248,399	3,932,983
Ser. 10-92, Class CI, IO, 5s, 2039			22,075,706	4,236,438
Ser. 398, Class C5, IO, 5s, 2039			14,886,921	3,200,688
Ser. 09-31, Class PI, IO, 5s, 2038			128,535,361	22,326,592
Ser. 10-13, Class EI, IO, 5s, 2038			10,460,764	1,375,590
Ser. 378, Class 19, IO, 5s, 2035			16,368,741	3,317,256
Ser. 10-110, Class BI, IO, 5s, 2025			85,969,674	10,723,857
Ser. 404, Class 2, IO, 4 1/2s, 2040			858,583	218,972
Ser. 366, Class 22, IO, 4 1/2s, 2035			12,721,978	1,343,314
Ser. 407, Class 1, IO, 4s, 2041			34,981,913	8,899,399
Ser. 407, Class 2, IO, 4s, 2041			13,829,016	3,518,102
Ser. 406, Class 2, IO, 4s, 2041			77,937,355	18,704,965
Ser. 406, Class 1, IO, 4s, 2041			48,773,803	11,705,713
Ser. 405, Class 2, IO, 4s, 2040			934,186	238,946
Ser. 03-W10, Class 1, IO, 1.509s, 2043			11,862,606	578,302
Ser. 00-T6, IO, 0.775s, 2030			11,681,710	276,809
Ser. 01-T1, Class 1, IO, 0.769s, 2040			699,250	16,762
Ser. 01-50, Class B1, IO, 0.419s, 2041			682,821	10,242
Ser. 02-W8, Class 1, IO, 0.341s, 2042			16,928,129	222,182
Ser. 99-51, Class N, PO, zero %, 2029			209,621	190,681
IFB Ser. 06-48, Class FG, zero %, 2036			94,718	86,774

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.108s, 2020(F)			16,798,395	497,377

First Horizon Alternative Mortgage Securities FRB Ser. 06-AA4, Class 2A1, 5.348s, 2036			29,453,611	14,137,733

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			3,121,100	2,034,634

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036			837,144	770,172

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.891s, 2041			100,987,259	98,317,156
IFB Ser. 11-56, Class SG, 6.891s, 2041			56,152,675	54,777,496
IFB Ser. 10-142, Class SA, IO, 6.514s, 2039			43,327,903	7,460,523
IFB Ser. 10-151, Class SL, IO, 6.514s, 2039			31,243,124	5,976,497
IFB Ser. 10-85, Class AS, IO, 6.464s, 2039			42,341,344	7,674,369
IFB Ser. 10-98, Class QS, IO, 6.414s, 2040			47,210,794	8,615,970
IFB Ser. 10-88, Class SA, IO, 6.364s, 2040			63,850,706	12,351,919
IFB Ser. 10-157, Class SN, IO, 6.364s, 2038			59,966,070	9,892,603
IFB Ser. 11-79, Class AS, IO, 5.915s, 2037(F)			50,569,854	7,193,705
IFB Ser. 10-113, Class DS, IO, 5.914s, 2039			46,965,988	7,527,709
IFB Ser. 10-115, Class SN, IO, 5.914s, 2038			29,798,402	4,714,405
IFB Ser. 10-115, Class AS, IO, 5.864s, 2040			81,675,967	14,715,559
IFB Ser. 10-116, Class SL, IO, 5.864s, 2039			30,144,388	5,061,544
IFB Ser. 10-168, Class SL, IO, 5.814s, 2040			37,591,991	6,457,928
IFB Ser. 10-121, Class SE, IO, 5.814s, 2040			53,643,422	9,010,486
IFB Ser. 10-89, Class SD, IO, 5.744s, 2040			46,567,627	8,147,938
IFB Ser. 10-116, Class SA, IO, 5.714s, 2040			78,743,456	13,787,192
IFB Ser. 11-70, Class SM, IO, 5.704s, 2041			32,221,000	7,716,285
IFB Ser. 11-70, Class SH, IO, 5.704s, 2041			33,097,000	7,911,176
Ser. 11-70, PO, zero %, 2041			79,144,458	57,807,112
Ser. 06-36, Class OD, PO, zero %, 2036			82,269	73,991
Ser. 06-64, PO, zero %, 2034			190,384	168,351
Ser. 99-31, Class MP, PO, zero %, 2029			16,904	14,865
FRB Ser. 07-73, Class KI, IO, zero %, 2037			741,185	10,540

GS Mortgage Securities Corp. II 144A Ser. 05-GG4, Class XC, IO, 0.33s, 2039(F)			456,163,181	7,992,702

GSC Capital Corp. Mortgage Trust FRB Ser. 06-2, Class A1, 0.366s, 2036			3,417,706	1,674,509

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 6.015s, 2035(F)			343,249	47,731
FRB Ser. 05-RP1, Class 1AF, 0.536s, 2035			343,249	274,600

Harborview Mortgage Loan Trust FRB Ser. 05-14, Class 5A1A, 5.559s, 2035			28,770,190	16,974,412

HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1, 5.668s, 2037			19,489,352	12,083,398

IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.432s, 2037			20,742,550	13,067,807
FRB Ser. 06-AR25, Class 5A1, 5.402s, 2036			18,845,670	11,042,726
FRB Ser. 07-AR9, Class 2A1, 5.36s, 2037			5,718,700	3,652,820
FRB Ser. 06-AR25, Class 3A1, 5.132s, 2036			7,238,283	3,474,376
FRB Ser. 06-AR3, Class 3A1B, 5.027s, 2036			6,023,817	3,433,575
FRB Ser. 07-AR13, Class 4A1, 5.009s, 2037			6,887,913	3,099,561
FRB Ser. 07-AR5, Class 2A1, 4.961s, 2037			11,706,061	6,438,333
FRB Ser. 07-AR7, Class 2A1, 4.794s, 2037			10,722,427	5,747,221
FRB Ser. 07-AR11, Class 1A1, 4.686s, 2037			3,765,611	1,958,118
FRB Ser. 06-AR3, Class 2A1A, 2.817s, 2036			23,915,092	11,957,546
FRB Ser. 05-AR31, Class 3A1, 2.668s, 2036			9,178,225	5,415,153
FRB Ser. 06-AR39, Class A1, 0.366s, 2037			54,601,789	30,713,506
FRB Ser. 06-AR35, Class 2A1A, 0.356s, 2037			17,968,322	8,960,137
FRB Ser. 06-AR15, Class A1, 0.306s, 2036			22,876,506	11,323,870

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.386s, 2037			28,447,407	14,223,704
FRB Ser. 06-A7, Class 1A1, 0.346s, 2036			25,445,131	13,740,371
FRB Ser. 06-A6, Class 1A1, 0.346s, 2036			4,272,709	2,449,512

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 07-CB20, Class X1, IO, 0.198s, 2051			284,300,303	3,069,818

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031(F)			1,960,723	1,984,210
Ser. 98-C4, Class J, 5.6s, 2035			3,535,000	3,643,171

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.316s, 2037			25,911,070	13,020,313

Luminent Mortgage Trust FRB Ser. 06-7, Class 1A1, 0.366s, 2036			15,558,485	8,557,167

Merrill Lynch Mortgage Investors Trust
FRB Ser. 06-A4, Class 3A1, 3.24s, 2036			16,443,448	9,535,144
FRB Ser. 06-A1, Class 1A1, 2.834s, 2036			24,269,136	14,398,878

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.386s, 2028(F)			3,761,921	124,487

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.02s, 2050			1,006,000	1,076,945
FRB Ser. 07-C1, Class A2, 5.916s, 2050			6,595,525	6,742,633

Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 07-7, Class ASB, 5.745s, 2050			4,138,000	4,377,917
FRB Ser. 06-4, Class A2FL, 0.31s, 2049			6,313,157	5,965,933

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.175s, 2037			6,017,113	333,348
Ser. 07-C5, Class X, IO, 5.081s, 2049			10,042,142	702,950

Morgan Stanley Capital I Ser. 07-IQ14, Class A2, 5.61s, 2049			115,833	117,773

Morgan Stanley Capital I 144A FRB Ser. 04-RR, Class F7, 6s, 2039(F)			13,869,752	12,190,293

Morgan Stanley Mortgage Loan Trust FRB Ser. 06-3AR, Class 3A1, 5.416s, 2036			9,236,359	5,911,270

Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 1.989s, 2012			9,118	61

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2033			880,000	35,200

Residential Accredit Loans, Inc.
FRB Ser. 07-QA4, Class A1B, 0.396s, 2037			10,014,893	4,431,590
FRB Ser. 06-QA4, Class A, 0.366s, 2036			9,197,620	4,092,941

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018			1,590,000	1,114,590

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 06-9, Class 1A1, 5.159s, 2036			3,218,327	1,961,716
FRB Ser. 07-4, Class 1A1, 0.426s, 2037			12,813,369	5,509,749

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.025s, 2045			136,160,680	20,002,004
Ser. 07-4, Class 1A4, IO, 1s, 2045			72,750,311	2,953,663

Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.531s, 2035			19,131,006	2,240,241
Ser. 05-RF3, Class 1A, IO, 5.346s, 2035(F)			17,066,000	2,275,058
FRB Ser. 05-RF3, Class 1A, 0.536s, 2035			17,066,000	12,799,500
FRB Ser. 05-RF1, Class A, 0.536s, 2035			19,131,006	14,348,255

Ursus PLC 144A
FRB Ser. 1-A, Class D, 6.938s, 2012 (Ireland)		GBP	1,294,295	103,984
Ser. 1-A, Class X1, IO, 4.925s, 2012 (Ireland)		GBP	5,000	29

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.927s, 2049			$8,191,783	8,469,271
Ser. 07-C34, IO, 0.545s, 2046			78,724,608	1,160,401

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A, Class L, 3.487s, 2018			3,292,000	1,975,200

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1, Class A2, 0.336s, 2036			23,751,321	11,163,121

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-0C2, Class A3, 0.496s, 2037			14,709,648	8,127,081

Total mortgage-backed securities (cost $1,571,589,319)				$1,569,395,226

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$1,521,436	$1,714,290

				1,714,290
U.S. Government Agency Mortgage Obligations (12.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, January 1, 2041			1,591,688	1,522,549

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, TBA, July 1, 2041			11,000,000	12,454,063
5s, TBA, June 1, 2041			13,000,000	13,832,304
4 1/2s, TBA, July 1, 2041			292,000,000	302,105,945
4s, TBA, July 1, 2041			359,000,000	359,000,000
3 1/2s, December 1, 2040			885,665	848,577

				689,763,438

Total U.S. government and agency mortgage obligations (cost $695,638,666)				$691,477,728

ASSET-BACKED SECURITIES (11.1%)(a)
			Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C, 0.336s, 2036			$429,000	$181,098

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.061s, 2034			279,503	83,607

Bombardier Capital Mortgage Securitization Corp. Ser. 00-A, Class A4, 8.29s, 2030			8,767,104	6,027,384

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-OPX1, Class A1A, 0.256s, 2037			3,682,042	1,399,176

Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030			6,982,035	5,620,538
Ser. 00-4, Class A6, 8.31s, 2032			7,254,991	5,531,930
Ser. 00-5, Class A7, 8.2s, 2032			19,785,782	16,174,877
Ser. 00-1, Class A5, 8.06s, 2031			2,790,078	2,148,360
Ser. 00-4, Class A5, 7.97s, 2032			1,155,539	933,098
Ser. 02-2, Class M1, 7.424s, 2033			16,595,000	17,175,825
Ser. 00-6, Class A5, 7.27s, 2031			5,176,323	5,436,174
Ser. 01-3, Class A4, 6.91s, 2033			46,549,748	47,946,240
FRB Ser. 01-4, Class M1, 1.941s, 2033			2,391,000	1,274,801

Countrywide Asset Backed Certificates
FRB Ser. 07-12, Class 2A2, 0.686s, 2047			7,545,000	5,507,850
FRB Ser. 06-BC1, Class 2A3, 0.476s, 2036			9,191,000	6,249,880
FRB Ser. 07-3, Class 2A2, 0.356s, 2047			12,945,000	8,690,393
FRB Ser. 07-6, Class 2A2, 0.356s, 2037			7,600,000	5,795,000
FRB Ser. 06-8, Class 2A3, 0.346s, 2046(F)			8,980,000	4,041,000
FRB Ser. 07-8, Class 2A2, 0.316s, 2037			26,566,000	19,127,520
FRB Ser. 06-25, Class 2A2, 0.306s, 2047			11,179,000	10,284,680
FRB Ser. 07-1, Class 2A2, 0.286s, 2037			27,658,502	20,190,706

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038			3,636,760	72,735

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 06-FF11, Class 2A3, 0.336s, 2036			15,794,000	7,897,000

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.186s, 2037			614,000	214,900

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 3.562s, 2043(F)		EUR	10,080,000	7,535,617
FRB Ser. 03-2, Class 3C, 3.326s, 2043(F)		GBP	4,838,514	3,617,183

Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020			$6,412,289	4,142,339
Ser. 94-4, Class B2, 8.6s, 2019			2,435,352	1,274,671
Ser. 93-1, Class B, 8.45s, 2018			890,455	695,106
Ser. 99-5, Class A5, 7.86s, 2029			11,345,350	10,324,269
Ser. 96-8, Class M1, 7.85s, 2027			5,969,000	6,010,070
Ser. 99-5, Class A6, 7 1/2s, 2030			7,957,409	6,763,798
Ser. 95-8, Class B1, 7.3s, 2026			2,796,090	2,785,023
Ser. 95-4, Class B1, 7.3s, 2025			2,737,142	2,798,260
Ser. 95-F, Class B2, 7.1s, 2021			111,137	109,407
Ser. 99-3, Class A7, 6.74s, 2031			5,278,809	5,278,809
Ser. 99-3, Class A9, 6.53s, 2031			5,705,141	5,255,576

Green Tree Home Improvement Loan Trust Ser. 95-D, Class B2, 7.45s, 2025			99,246	85,979

Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031			16,326,389	16,540,673

GSAA Home Equity Trust
FRB Ser. 06-3, Class A3, 0.486s, 2036(F)			40,326,092	20,163,046
FRB Ser. 05-15, Class 2A2, 0.436s, 2036			9,771,973	6,438,792
FRB Ser. 05-11, Class 3A4, 0.436s, 2035			16,596,201	13,359,942
FRB Ser. 06-19, Class A3A, 0.426s, 2036			9,698,799	4,946,387
FRB Ser. 07-3, Class A4A, 0.406s, 2047			23,749,021	11,637,020
FRB Ser. 07-4, Class A2, 0.386s, 2037			12,054,810	5,364,390
FRB Ser. 06-17, Class A2, 0.366s, 2036			10,390,009	4,779,404
FRB Ser. 06-16, Class A2, 0.356s, 2036			13,540,337	6,228,555
FRB Ser. 06-11, Class 2A2, 0.346s, 2036			66,406,928	30,547,187
FRB Ser. 06-9, Class A3, 0.346s, 2036(F)			21,253,482	9,138,997
FRB Ser. 06-12, Class A2A, 0.336s, 2036			14,671,561	7,629,212
FRB Ser. 06-9, Class A2, 0.306s, 2036(F)			9,335,424	4,014,232
FRB Ser. 07-4, Class A1, 0.286s, 2037			21,647,958	10,325,353
FRB Ser. 06-19, Class A1, 0.276s, 2036			13,123,086	5,872,581
FRB Ser. 06-17, Class A1, 0.246s, 2036			46,201,563	21,021,711
FRB Ser. 06-16, Class A1, 0.246s, 2036			51,219,046	23,048,571
FRB Ser. 06-12, Class A1, 0.236s, 2036			40,556,554	19,430,645
FRB Ser. 07-3, Class 2A1A, 0.216s, 2047			15,065,588	7,608,122

GSAMP Trust
FRB Ser. 07-FM1, Class A2D, 0.436s, 2036			24,247,000	7,516,570
FRB Ser. 07-FM1, Class A2C, 0.356s, 2036			13,499,000	4,184,690

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.186s, 2030			2,568,320	83,470

HSI Asset Securitization Corp. Trust FRB Ser. 06-HE1, Class 2A1, 0.236s, 2036			1,308,720	876,842

JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-WMC3, Class A4, 0.336s, 2036(FWC)			13,017,677	4,686,364

Lehman XS Trust FRB Ser. 05-6, Class 1A4, 0.566s, 2035			17,137,000	6,769,115

Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 0.446s, 2036			510,301	177,737
FRB Ser. 06-WL1, Class 2A3, 0.426s, 2046			7,195,653	4,497,283

Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class B1, 3.436s, 2032			8,794,511	7,811,724

Merrill Lynch First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 07-1, Class A2B, 0.356s, 2037			24,165,394	10,995,254

Merrill Lynch Mortgage Investors Trust FRB Ser. 07-HE1, Class A2B, 0.356s, 2037			14,976,203	5,407,158

Mid-State Trust Ser. 11, Class B, 8.221s, 2038			857,204	832,781

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3, 3.386s, 2034			368,563	90,522

N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A, Class C1A, 3.254s, 2038			2,000,000	1,540,000

Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013 (Cayman Islands)(F)(g)			2,028,770	734,023
limited recourse sec. notes Ser. 97, 1.105s, 2013 (Cayman Islands)(F)(g)			2,649,208	725,237

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.346s, 2036			506,938	243,024
FRB Ser. 06-2, Class A2C, 0.336s, 2036			663,000	354,193

Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029			5,059,375	4,806,406
Ser. 00-D, Class A4, 7.4s, 2030			15,480,603	10,333,303
Ser. 02-B, Class A4, 7.09s, 2032			2,847,349	2,929,043
Ser. 99-B, Class A4, 6.99s, 2026			5,057,325	5,006,752
Ser. 01-D, Class A4, 6.93s, 2031			131,496	105,978
Ser. 01-C, Class A2, 5.92s, 2017			7,350,197	3,877,229
Ser. 02-C, Class A1, 5.41s, 2032			10,873,107	10,438,182
Ser. 01-C, Class A1, 5.16s, 2012			658,577	307,495
Ser. 01-E, Class A2, 5.05s, 2031			4,848,864	3,818,480
Ser. 02-A, Class A2, 5.01s, 2020			319,433	297,459

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030			441,725	422,951

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A3, 0.456s, 2036			13,392,000	5,557,680
FRB Ser. 07-RZ1, Class A2, 0.346s, 2037			646,403	384,424

SG Mortgage Securities Trust FRB Ser. 06-OPT2, Class A3D, 0.396s, 2036			1,124,000	363,055

Soundview Home Equity Loan Trust FRB Ser. 06-OPT3, Class 2A3, 0.356s, 2036			514,957	392,103

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028			1,081,834	162,167

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			3,921,033	470,524

TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV, 6.84s, 2037			2,403,000	1,201,500

Total asset-backed securities (cost $640,310,906)				$591,176,417

FOREIGN GOVERNMENT BONDS AND NOTES (8.5%)(a)
			Principal amount/Units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$19,995,000	$18,365,408

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			3,495,000	3,538,093

Argentina (Republic of) sr. unsec. bonds FRB 0.45s, 2013			13,993,000	3,278,000

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			94,368,000	90,538,547

Argentina (Republic of) sr. unsec. unsub. bonds Ser. $ V, 10 1/2s, 2012		ARS	6,340,000	1,498,922

Argentina (Republic of) sr. unsec. unsub. bonds FRB 0.467s, 2012			$286,186,000	68,976,550

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033			5,255,940	4,488,572

Banco Nacional de Desenvolvimento Economico e Social 144A notes 5 1/2s, 2020 (Brazil)			$4,080,000	4,319,700

Brazil (Federal Republic of) notes 10s, 2017		BRL	7,250	4,432,149

Brazil (Federal Republic of) unsub. notes 10s, 2014		BRL	20,095	12,797,063

Chile (Republic of) notes 5 1/2s, 2020		CLP	1,856,500,000	4,005,921

Colombia (Government of) bonds 6 1/8s, 2041			$2,875,000	3,126,563

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			3,725,000	3,874,000

Germany (Federal Republic of) bonds 2 1/4s, 2020		EUR	31,680,000	43,574,274

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017			$9,340,000	10,480,788

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041			4,230,000	4,566,287

Hungary (Republic of) sr. unsec. unsub. notes 6 3/8s, 2021			3,945,000	4,142,250

Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s, 2019			2,560,000	3,743,590

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			7,920,000	8,108,100

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 7 3/4s, 2038			1,875,000	2,350,781

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 7/8s, 2018			3,775,000	4,416,750

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2014			1,310,000	1,456,668

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037			3,255,000	3,578,612

Iraq (Republic of) 144A bonds 5.8s, 2028			2,905,000	2,626,120

Peru (Republic of) bonds 6.95s, 2031		PEN	30,650,000	10,822,153

Philippines (Republic of) sr. unsec. unsub. bonds 6 1/2s, 2020			$4,450,000	5,178,910

Philippines (Republic of) sr. unsec. unsub. bonds 6 3/8s, 2034			7,100,000	7,716,209

Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s, 2030			884,765	1,037,971

South Africa (Republic of) sr. unsec. unsub. notes 6 7/8s, 2019			2,565,000	3,058,763

Sri Lanka (Republic of) 144A notes 7.4s, 2015			1,300,000	1,414,257

Turkey (Republic of) bonds 16s, 2012		TRY	885,000	570,457

Turkey (Republic of) sr. unsec. bonds 5 5/8s, 2021			$6,800,000	7,106,000

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019			1,660,000	1,951,430

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017			11,515,000	13,475,774

Turkey (Republic of) unsec. notes 6 3/4s, 2040			6,760,000	7,234,349

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			2,700,000	2,821,500

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012			5,075,000	5,169,750

Ukraine (Government of) 144A bonds 7 3/4s, 2020			30,730,000	31,882,375

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021			21,865,000	22,657,825

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			4,310,000	4,525,500

United Mexican States sr. unsec. notes Ser. A, 6.05s, 2040			725,000	771,400

Venezuela (Republic of) bonds 8 1/2s, 2014			2,850,000	2,563,775

Venezuela (Republic of) sr. unsec. bonds 9 1/4s, 2027			3,600,000	2,712,600

Venezuela (Republic of) unsec. notes 10 3/4s, 2013			4,150,000	4,091,236

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018			4,935,000	4,879,777

Total foreign government bonds and notes (cost $417,844,797)				$453,925,719

SENIOR LOANS (1.9%)(c)(a)
			Principal amount	Value

Basic materials (0.2%)

American Rock Salt Co., LLC / American Rock Capital Corp. bank term loan FRN 5 1/2s, 2017			$725,000	$723,188

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017			1,305,000	1,301,738

Georgia-Pacific, LLC bank term loan FRN Ser. B2, 2.307s, 2012			221,949	221,626

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014 (United Kingdom)			1,287,025	1,329,256

INEOS Holdings, Ltd. bank term loan FRN Ser. B2, 7.501s, 2013 (United Kingdom)			1,212,975	1,252,776

Momentive Performance Materials, Inc. bank term loan FRN 3 3/4s, 2013			1,707,124	1,668,002

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			1,266,825	1,263,263

Univar, Inc. bank term loan FRN Ser. B, 5s, 2017			1,266,817	1,263,877

				9,023,726
Capital goods (—%)

SRAM Corp. bank term loan FRN Ser. 2nd, 8 1/2s, 2018			885,000	885,000

				885,000
Communication services (0.1%)

Charter Communications Operating, LLC bank term loan FRN Ser. l, 7 1/4s, 2014			26,741	26,848

Charter Communications, Inc. bank term loan FRN Ser. C, 3.56s, 2016			2,704,301	2,702,351

Intelsat Jackson Holdings SA bank term loan FRN 3.285s, 2014 (Luxembourg)			1,987,780	1,913,238

Level 3 Communications, Inc. bank term loan FRN 2.533s, 2014			3,754,000	3,628,868

Level 3 Financing, Inc. bank term loan FRN Ser. B, 11 1/2s, 2014			280,000	296,217

				8,567,522
Consumer cyclicals (0.9%)

Advantage Sales & Marketing, LLC bank term loan FRN 9 1/4s, 2018			270,000	274,388

Brickman Group Holdings, Inc. bank term loan FRN Ser. B, 7 1/4s, 2016			5,397,875	5,458,601

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			1,486,275	1,480,887

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B1, 3.274s, 2015			2,870,000	2,576,723

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3.246s, 2015			3,653,635	3,276,094

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			3,348,479	3,385,105

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.44s, 2014			3,688,887	3,308,798

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.841s, 2016			6,299,276	5,307,140

Compucom Systems, Inc. bank term loan FRN 3.7s, 2014			458,143	444,399

Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014			679,363	563,871

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5.252s, 2018			2,638,388	2,627,552

Federal Mogul Corp. bank term loan FRN Ser. B, 2.128s, 2014			467,560	442,011

Federal Mogul Corp. bank term loan FRN Ser. C, 2.128s, 2015			238,551	225,516

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.44s, 2014			874,808	307,458

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.19s, 2014(FWC)			2,041,991	717,674

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.2s, 2014(FWC)			761,937	267,789

Golden Nugget, Inc. bank term loan FRN 2.2s, 2014(PIK)			228,567	199,615

Golden Nugget, Inc. bank term loan FRN Ser. B, 2.2s, 2014(PIK)			401,529	350,668

Goodman Global, Inc. bank term loan FRN 9s, 2017			1,758,000	1,802,683

Goodman Global, Inc. bank term loan FRN Ser. 1st, 5 3/4s, 2016			3,048,960	3,054,043

KAR Auction Services, Inc. bank term loan FRN Ser. B, 5s, 2017			1,045,000	1,046,959

Michaels Stores, Inc. bank term loan FRN Ser. B, 2.546s, 2013			467,248	458,540

National Bedding Co., LLC bank term loan FRN Ser. B, 3.756s, 2013			229,206	226,914

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			2,362,808	2,330,588

Nortek, Inc. bank term loan FRN Ser. B, 5.253s, 2017			830,824	830,824

R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s, 2014			69,416	47,290

Realogy Corp. bank term loan FRN Ser. B, 4.518s, 2016			1,674,366	1,488,791

Revel Entertainment, LLC bank term loan FRN Ser. B, 9s, 2017			600,000	565,000

ServiceMaster Co. (The) bank term loan FRN Ser. B, 2.713s, 2014			2,434,807	2,363,117

ServiceMaster Co. (The) bank term loan FRN Ser. DD, 2.7s, 2014			242,306	235,172

Six Flags Theme Parks bank term loan FRN Ser. B, 5 1/4s, 2016			2,075,357	2,084,005

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014 (In default)(NON)			3,221,563	2,178,582

Univision Communications, Inc. bank term loan FRN 4.441s, 2017			1,020,833	974,895

				50,901,692
Consumer staples (0.2%)

Amscan Holdings, Inc. bank term loan FRN 6.752s, 2017			1,488,750	1,490,921

Claire's Stores, Inc. bank term loan FRN 3.051s, 2014			2,531,201	2,302,338

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			1,505,000	1,500,062

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			3,612,486	3,612,486

Rite-Aid Corp. bank term loan FRN Ser. B, 1.943s, 2014			411,157	392,226

West Corp. bank term loan FRN Ser. B2, 2.645s, 2013			67,761	67,112

West Corp. bank term loan FRN Ser. B5, 4.52s, 2016			164,805	165,011

				9,530,156
Energy (0.1%)

EPCO Holdings, Inc. bank term loan FRN Ser. A, 1.193s, 2012			809,091	792,909

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016(FWC)			2,226,772	2,221,553

Hercules Offshore, Inc. bank term loan FRN Ser. B, 7 1/2s, 2013			593,407	591,645

				3,606,107
Financials (0.1%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			2,505,000	2,452,290

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2014			511,883	510,987

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.791s, 2017			1,000,000	999,583

				3,962,860
Health care (0.2%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			1,592,808	1,593,306

Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)			1,230,000	1,234,357

Health Management Associates, Inc. bank term loan FRN 2.057s, 2014			2,562,921	2,477,691

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			3,920,175	3,914,295

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			1,742,278	1,735,201

				10,954,850
Technology (—%)

First Data Corp. bank term loan FRN 4.186s, 2018			574,435	526,334

First Data Corp. bank term loan FRN Ser. B3, 2.936s, 2014			61,131	56,554

				582,888
Utilities and power (0.1%)

NRG Energy, Inc. bank term loan FRN 3.557s, 2015			642,505	640,999

NRG Energy, Inc. bank term loan FRN Ser. B, 3.452s, 2015			759,163	758,847

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.73s, 2017			5,566,231	4,334,702

				5,734,548

Total senior loans (cost $107,327,513)				$103,749,349

PURCHASED OPTIONS OUTSTANDING (1.3%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.5025% versus the three month USD-LIBOR-BBA maturing July 7, 2016.	Jul-11/2.5025		$195,590,000	$14

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.565% versus the three month USD-LIBOR-BBA maturing August 8, 2016.	Aug-11/2.565		221,110,000	148,144

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.64% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	Sep-11/2.64		238,090,000	464,276

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing December 16, 2041.	Dec-11/4.12		$98,101,786	5,203,319

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.0025% versus the three month USD-LIBOR-BBA maturing July 7, 2016.	Jul-11/2.0025		195,590,000	305,120

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing August 8, 2016.	Aug-11/2.065		221,110,000	1,167,461

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.14% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	Sep-11/2.14		238,090,000	1,861,864

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing December 16, 2041.	Dec-11/4.12		98,101,786	4,319,422

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.045% versus the three month USD-LIBOR-BBA maturing December 13, 2041.	Dec-11/4.045		17,458,139	1,036,839

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.1175% versus the three month USD-LIBOR-BBA maturing December 9, 2041.	Dec-11/4.1175		83,402,550	4,279,562

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.045% versus the three month USD-LIBOR-BBA maturing December 13, 2041.	Dec-11/4.045		17,458,139	656,426

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.1175% versus the three month USD-LIBOR-BBA maturing December 9, 2041.	Dec-11/4.1175		83,402,550	3,596,318

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.578% versus the six month CHF-LIBOR-BBA maturing December 24, 2013.	Dec-11/1.578	CHF	200,160,000	7,640

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.602% versus the six month CHF-LIBOR-BBA maturing December 22, 2013.	Dec-11/1.602	CHF	200,160,000	6,475

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.70175% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.70175	CHF	186,840,000	12,505

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.09% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.09		$130,665,214	3,683,452

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.355% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/4.355		99,164,306	3,173,258

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.855% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/3.855		99,164,306	2,445,392

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.09% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.09		130,665,214	3,365,936

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99		185,337,246	8,959,202

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325		86,610,632	4,553,121

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/4.60		131,138,536	3,066,019

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/3.60		131,138,536	2,099,528

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99		185,337,246	4,577,830

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325		86,610,632	2,826,105

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.0275% versus the three month USD-LIBOR-BBA maturing September 8, 2041.	Sep-11/4.0275		140,126,000	5,325,271

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.0275% versus the three month USD-LIBOR-BBA maturing September 8, 2041.	Sep-11/4.0275		140,126,000	3,361,927

Option on an interest rate swap with UBS AG for the right to pay a fixed rate of 1.722% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.722	CHF	213,480,000	13,337

Total purchased options outstanding (cost $75,917,310)				$70,515,763

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			$1,064,000	$1,823,430

Meritor, Inc. cv. company guaranty sr. unsec. notes 4s, 2027			2,400,000	2,292,000

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			1,045,000	1,246,163

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			2,670,000	2,786,756

Total convertible bonds and notes (cost $7,681,476)				$8,148,349

SHORT-TERM INVESTMENTS (23.0%)(a)
			Principal amount/shares	Value

Federal Home Loan Bank discount notes with an effective yield of 0.009%, July 27, 2011			$6,000,000	$5,999,957

Federal Home Loan Bank discount notes with an effective yield of 0.037%, July 15, 2011			47,000,000	46,999,269

Federal Home Loan Bank discount notes with an effective yield of 0.048%, July 13, 2011			30,000,000	29,999,500

Federal Home Loan Mortgage Corp. with an effective yield of 0.039%, July 11, 2011(SEGSF)			50,000,000	49,999,444

Putnam Money Market Liquidity Fund 0.04%(e)			358,806,162	358,806,162

Straight-A Funding, LLC with an effecitive yield of 0.148%, August 16, 2011			$50,000,000	49,990,417

Straight-A Funding, LLC with an effecitive yield of 0.148%, August 16, 2011			32,907,000	32,900,693

U.S. Treasury Bills with an effective yield of 0.109%, February 9, 2012(SEG)(SEGSF)			6,833,000	6,820,728

U.S. Treasury Bills with an effective yield of 0.100%, April 5, 2012(SEGSF)			37,750,000	37,714,515

U.S. Treasury Bills with an effective yield of 0.064%, August 4, 2011(SEG)(SEGSF)			127,000,000	126,992,205

U.S. Treasury Bills with effective yields ranging from 0.079% to 0.109%, November 17, 2011(SEG)(SEGSF)			133,103,000	133,054,151

U.S. Treasury Bills with effective yields ranging from 0.098% to 0.100%, December 1, 2011(SEG)(SEGSF)			202,166,000	202,079,271

U.S. Treasury Bills with effective yields ranging from 0.214% to 0.236%, July 28, 2011(SEG)(SEGSF)			126,394,000	126,372,276

U.S. Treasury Bills with effective yields ranging from 0.237% to 0.242%, August 25, 2011(SEG)(SEGSF)			22,793,000	22,784,539

Total short-term investments (cost $1,230,529,916)				$1,230,513,127

TOTAL INVESTMENTS

Total investments (cost $6,587,754,284)(b)				$6,604,991,210

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $3,048,957,430) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	8/17/11	$168,473	$164,315	$4,158
	Brazilian Real	Buy	8/17/11	4,851,426	4,847,275	4,151
	British Pound	Sell	8/17/11	24,124,543	24,026,310	(98,233)
	Canadian Dollar	Sell	8/17/11	13,807,996	13,487,317	(320,679)
	Chilean Peso	Buy	8/17/11	8,545,162	8,484,798	60,364
	Czech Koruna	Buy	8/17/11	5,470,994	5,470,978	16
	Euro	Sell	8/17/11	32,414,957	31,761,713	(653,244)
	Japanese Yen	Sell	8/17/11	7,896,687	7,853,943	(42,744)
	Mexican Peso	Buy	8/17/11	7,541,004	7,504,173	36,831
	Norwegian Krone	Sell	8/17/11	1,970,600	1,941,327	(29,273)
	Russian Ruble	Buy	8/17/11	8,421,807	8,421,807	—
	Singapore Dollar	Buy	8/17/11	13,952,623	13,952,623	—
	South African Rand	Buy	7/21/11	8,127,704	8,132,749	(5,045)
	South Korean Won	Buy	8/17/11	12,714,074	12,524,935	189,139
	Swedish Krona	Buy	8/17/11	19,626,126	19,238,782	387,344
	Swiss Franc	Sell	8/17/11	30,081,260	30,086,529	5,269
	Taiwan Dollar	Sell	8/17/11	8,580,712	8,580,712	—
	Turkish Lira	Buy	8/17/11	2,698,945	2,698,945	—
Barclays Bank PLC
	Australian Dollar	Buy	8/17/11	12,219,561	12,120,621	98,940
	Brazilian Real	Buy	8/17/11	19,361,241	19,239,054	122,187
	British Pound	Sell	8/17/11	13,174,915	13,099,897	(75,018)
	Canadian Dollar	Buy	8/17/11	7,021,454	7,011,024	10,430
	Chilean Peso	Buy	8/17/11	8,366,407	8,249,470	116,937
	Czech Koruna	Buy	8/17/11	268,602	268,602	—
	Euro	Sell	8/17/11	40,281,236	39,510,994	(770,242)
	Hungarian Forint	Sell	8/17/11	12,011,007	12,011,007	—
	Indian Rupee	Sell	8/17/11	16,050,778	15,959,135	(91,643)
	Japanese Yen	Sell	8/17/11	29,962,860	29,800,304	(162,556)
	Malaysian Ringgit	Buy	8/17/11	12,920,771	12,920,771	—
	Mexican Peso	Sell	8/17/11	2,104,965	2,079,555	(25,410)
	New Zealand Dollar	Sell	7/21/11	8,363,431	8,243,315	(120,116)
	Norwegian Krone	Buy	8/17/11	9,999,911	9,850,105	149,806
	Philippines Peso	Buy	8/17/11	6,544,342	6,544,342	—
	Polish Zloty	Sell	8/17/11	2,382,260	2,382,260	—
	Russian Ruble	Buy	8/17/11	8,421,807	8,421,807	—
	Singapore Dollar	Buy	8/17/11	7,514,638	7,514,638	—
	South Korean Won	Buy	8/17/11	10,271,561	10,111,296	160,265
	Swedish Krona	Buy	8/17/11	13,123,458	12,853,505	269,953
	Swiss Franc	Buy	8/17/11	647,248	649,846	(2,598)
	Taiwan Dollar	Sell	8/17/11	9,815,266	9,815,266	—
	Thai Baht	Buy	8/17/11	6,278,519	6,278,519	—
	Turkish Lira	Sell	8/17/11	1,377,689	1,377,689	—
Citibank, N.A.
	Australian Dollar	Buy	8/17/11	7,258,842	7,078,698	180,144
	Brazilian Real	Buy	8/17/11	10,650,557	10,641,445	9,112
	British Pound	Sell	8/17/11	32,464,593	32,302,987	(161,606)
	Canadian Dollar	Sell	8/17/11	21,127,807	20,632,327	(495,480)
	Chilean Peso	Buy	8/17/11	5,807,924	5,701,367	106,557
	Czech Koruna	Buy	8/17/11	4,481,929	4,481,929	—
	Danish Krone	Buy	7/21/11	2,086,732	2,102,063	(15,331)
	Euro	Sell	8/17/11	12,998,611	12,751,580	(247,031)
	Hungarian Forint	Buy	8/17/11	7,931,319	7,931,319	—
	Japanese Yen	Sell	8/17/11	41,137,255	40,918,123	(219,132)
	Mexican Peso	Buy	8/17/11	10,745,073	10,715,178	29,895
	New Zealand Dollar	Buy	7/21/11	289,566	285,424	4,142
	Norwegian Krone	Sell	8/17/11	21,302,294	20,992,175	(310,119)
	Polish Zloty	Sell	8/17/11	655,860	655,860	—
	Singapore Dollar	Buy	8/17/11	4,076,273	4,076,273	—
	South African Rand	Buy	7/21/11	8,840,894	8,917,413	(76,519)
	South Korean Won	Buy	8/17/11	11,474,280	11,315,799	158,481
	Swedish Krona	Buy	8/17/11	5,504,033	5,399,350	104,683
	Swiss Franc	Sell	8/17/11	4,792,516	4,815,982	23,466
	Taiwan Dollar	Sell	8/17/11	8,595,054	8,595,054	—
	Turkish Lira	Buy	8/17/11	1,572,874	1,572,874	—
Credit Suisse AG
	Australian Dollar	Buy	8/17/11	5,161,948	5,029,633	132,315
	Brazilian Real	Buy	8/17/11	8,177,021	8,165,368	11,653
	British Pound	Sell	8/17/11	33,490,759	33,307,477	(183,282)
	Canadian Dollar	Sell	8/17/11	3,899,898	3,805,511	(94,387)
	Czech Koruna	Buy	8/17/11	6,963	6,950	13
	Euro	Sell	8/17/11	71,064,207	70,687,943	(376,264)
	Indian Rupee	Sell	8/17/11	9,338,850	9,285,530	(53,320)
	Japanese Yen	Sell	8/17/11	16,018,091	15,940,845	(77,246)
	Malaysian Ringgit	Buy	8/17/11	18,712,394	18,712,394	—
	Mexican Peso	Buy	8/17/11	8,979,144	8,952,870	26,274
	Norwegian Krone	Buy	8/17/11	23,043,391	22,706,059	337,332
	Polish Zloty	Sell	8/17/11	289,483	289,483	—
	Russian Ruble	Buy	8/17/11	8,419,107	8,419,107	—
	South African Rand	Buy	7/21/11	14,426,483	14,477,231	(50,748)
	South Korean Won	Buy	8/17/11	6,632,158	6,530,784	101,374
	Swedish Krona	Buy	8/17/11	35,103,922	34,978,582	125,340
	Swiss Franc	Buy	8/17/11	30,285,541	30,386,212	(100,671)
	Taiwan Dollar	Sell	8/17/11	10,225,451	10,225,451	—
	Turkish Lira	Sell	8/17/11	5,691,586	5,691,586	—
Deutsche Bank AG
	Australian Dollar	Buy	8/17/11	24,322,077	23,651,223	670,854
	Brazilian Real	Buy	8/17/11	3,524,688	3,502,805	21,883
	British Pound	Sell	8/17/11	15,401,648	15,316,636	(85,012)
	Canadian Dollar	Sell	8/17/11	20,334,227	19,901,682	(432,545)
	Chilean Peso	Buy	8/17/11	2,821,748	2,797,060	24,688
	Czech Koruna	Buy	8/17/11	4,207,069	4,207,069	—
	Euro	Sell	8/17/11	42,842,327	42,033,157	(809,170)
	Hungarian Forint	Buy	8/17/11	7,174,663	7,111,871	62,792
	Malaysian Ringgit	Buy	8/17/11	10,972,813	11,022,049	(49,236)
	Mexican Peso	Buy	8/17/11	1,144,731	1,138,706	6,025
	New Zealand Dollar	Sell	7/21/11	5,070,499	5,002,216	(68,283)
	Norwegian Krone	Sell	8/17/11	1,465,173	1,443,935	(21,238)
	Peruvian New Sol	Sell	8/17/11	8,028,693	7,965,827	(62,866)
	Philippines Peso	Buy	8/17/11	6,480,145	6,480,145	—
	Polish Zloty	Buy	8/17/11	1,053,769	1,053,769	—
	Singapore Dollar	Buy	8/17/11	4,519,293	4,519,293	—
	South Korean Won	Buy	8/17/11	16,688,202	16,432,364	255,838
	Swedish Krona	Buy	8/17/11	14,479,129	14,191,609	287,520
	Swiss Franc	Buy	8/17/11	12,033,790	12,077,758	(43,968)
	Taiwan Dollar	Sell	8/17/11	3,549,327	3,549,327	—
	Turkish Lira	Buy	8/17/11	6,285,723	6,285,723	—
Goldman Sachs International
	Australian Dollar	Buy	8/17/11	20,324,502	19,821,151	503,351
	British Pound	Sell	8/17/11	26,621,547	26,490,188	(131,359)
	Canadian Dollar	Sell	8/17/11	26,095,593	25,481,546	(614,047)
	Chilean Peso	Buy	8/17/11	8,717,688	8,649,673	68,015
	Euro	Sell	8/17/11	76,911,167	75,467,550	(1,443,617)
	Hungarian Forint	Sell	8/17/11	6,569,354	6,569,354	—
	Japanese Yen	Sell	8/17/11	28,171,137	28,021,767	(149,370)
	Norwegian Krone	Buy	8/17/11	13,450,193	13,383,549	66,644
	Polish Zloty	Buy	8/17/11	2,672,953	2,672,953	—
	South African Rand	Buy	7/21/11	9,543,667	9,608,679	(65,012)
	Swedish Krona	Buy	8/17/11	2,685,342	2,631,732	53,610
	Swiss Franc	Buy	8/17/11	30,372,682	30,484,748	(112,066)
HSBC Bank USA, National Association
	Australian Dollar	Buy	8/17/11	39,505,294	38,565,240	940,054
	British Pound	Sell	8/17/11	17,650,277	17,551,974	(98,303)
	Euro	Sell	8/17/11	88,501,548	86,858,079	(1,643,469)
	Indian Rupee	Sell	8/17/11	6,943,683	6,923,899	(19,784)
	Japanese Yen	Sell	8/17/11	35,599,627	35,405,615	(194,012)
	Norwegian Krone	Buy	8/17/11	23,391,936	23,081,321	310,615
	Philippines Peso	Buy	8/17/11	6,480,893	6,480,893	—
	Singapore Dollar	Buy	8/17/11	5,085,012	5,082,230	2,782
	South Korean Won	Buy	8/17/11	9,657,005	9,526,879	130,126
	Swiss Franc	Buy	8/17/11	170,115	170,787	(672)
	Taiwan Dollar	Sell	8/17/11	9,126,954	9,126,954	—
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	8/17/11	11,391,388	11,109,646	281,742
	Brazilian Real	Buy	8/17/11	19,118,511	18,990,002	128,509
	British Pound	Sell	8/17/11	25,627,981	25,484,687	(143,294)
	Canadian Dollar	Sell	8/17/11	8,704,820	8,500,076	(204,744)
	Chilean Peso	Buy	8/17/11	7,333,444	7,280,093	53,351
	Czech Koruna	Buy	8/17/11	14,349,279	14,287,594	61,685
	Euro	Sell	8/17/11	21,984,977	21,572,321	(412,656)
	Hungarian Forint	Buy	8/17/11	7,235,423	7,171,455	63,968
	Japanese Yen	Sell	8/17/11	38,244,736	38,035,368	(209,368)
	Malaysian Ringgit	Buy	8/17/11	12,121,333	12,121,333	—
	Mexican Peso	Buy	8/17/11	9,421,128	9,377,496	43,632
	New Zealand Dollar	Sell	7/21/11	4,205,935	4,144,512	(61,423)
	Norwegian Krone	Sell	8/17/11	2,412,503	2,377,230	(35,273)
	Peruvian New Sol	Sell	8/17/11	4,093,034	4,081,901	(11,133)
	Polish Zloty	Sell	8/17/11	4,961,246	4,961,246	—
	Russian Ruble	Buy	8/17/11	8,414,012	8,412,664	1,348
	Singapore Dollar	Buy	8/17/11	9,832,289	9,823,029	9,260
	South African Rand	Buy	7/21/11	5,257,059	5,292,320	(35,261)
	South Korean Won	Buy	8/17/11	16,585,713	16,322,415	263,298
	Swedish Krona	Buy	8/17/11	7,545,658	7,396,278	149,380
	Swiss Franc	Buy	8/17/11	9,040,044	9,072,207	(32,163)
	Taiwan Dollar	Sell	8/17/11	14,096,504	14,081,812	(14,692)
	Thai Baht	Buy	8/17/11	6,395,999	6,395,999	—
	Turkish Lira	Buy	8/17/11	497,416	498,913	(1,497)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	8/17/11	14,083,752	13,992,818	90,934
	Brazilian Real	Buy	8/17/11	13,902,578	13,828,465	74,113
	British Pound	Sell	8/17/11	22,653,223	22,527,338	(125,885)
	Canadian Dollar	Sell	8/17/11	18,536,826	18,100,459	(436,367)
	Chilean Peso	Buy	8/17/11	9,025,117	8,931,950	93,167
	Czech Koruna	Buy	8/17/11	5,745,679	5,745,679	—
	Euro	Sell	8/17/11	53,167,171	52,186,459	(980,712)
	Hungarian Forint	Sell	8/17/11	6,704,572	6,710,413	5,841
	Indian Rupee	Sell	8/17/11	13,565,420	13,484,992	(80,428)
	Japanese Yen	Sell	8/17/11	19,745,277	19,667,331	(77,946)
	Malaysian Ringgit	Buy	8/17/11	10,343,546	10,343,546	—
	Mexican Peso	Buy	8/17/11	8,534,080	8,493,477	40,603
	New Zealand Dollar	Sell	7/21/11	610,402	522,060	(88,342)
	Norwegian Krone	Buy	8/17/11	374,766	369,149	5,617
	Polish Zloty	Buy	8/17/11	2,969,611	2,969,611	—
	Russian Ruble	Buy	8/17/11	8,429,316	8,429,316	—
	Singapore Dollar	Buy	8/17/11	8,724,520	8,724,520	—
	South African Rand	Buy	7/21/11	6,547,306	6,588,647	(41,341)
	South Korean Won	Buy	8/17/11	12,729,099	12,529,911	199,188
	Swedish Krona	Sell	8/17/11	17,933,749	17,573,139	(360,610)
	Swiss Franc	Buy	8/17/11	4,764,660	4,783,554	(18,894)
	Taiwan Dollar	Sell	8/17/11	17,062,093	17,062,093	—
	Turkish Lira	Buy	8/17/11	1,801,593	1,801,593	—
State Street Bank and Trust Co.
	Australian Dollar	Buy	8/17/11	14,545,852	14,449,753	96,099
	Brazilian Real	Buy	8/17/11	5,040,370	5,012,868	27,502
	British Pound	Buy	8/17/11	1,985,046	1,975,236	9,810
	Canadian Dollar	Sell	8/17/11	16,011,569	15,637,624	(373,945)
	Euro	Sell	8/17/11	80,042,887	78,523,929	(1,518,958)
	Hungarian Forint	Sell	8/17/11	9,114,454	9,114,454	—
	Japanese Yen	Sell	8/17/11	29,102,022	28,952,071	(149,951)
	Malaysian Ringgit	Buy	8/17/11	14,235,399	14,235,399	—
	Mexican Peso	Buy	8/17/11	11,141,474	11,089,404	52,070
	Norwegian Krone	Sell	8/17/11	24,199,767	23,835,409	(364,358)
	Philippines Peso	Buy	8/17/11	6,481,341	6,481,341	—
	Polish Zloty	Sell	8/17/11	13,261,984	13,261,984	—
	Russian Ruble	Buy	8/17/11	8,444,676	8,444,676	—
	Singapore Dollar	Buy	8/17/11	5,373,648	5,373,648	—
	South African Rand	Buy	7/21/11	8,372,821	8,297,796	75,025
	Swedish Krona	Sell	8/17/11	11,240,566	11,020,905	(219,661)
	Swiss Franc	Buy	8/17/11	31,564,086	31,689,255	(125,169)
	Taiwan Dollar	Sell	8/17/11	14,445,789	14,445,789	—
	Thai Baht	Buy	8/17/11	6,414,716	6,414,716	—
UBS AG
	Australian Dollar	Buy	8/17/11	26,881,392	26,699,513	181,879
	Brazilian Real	Buy	8/17/11	12,240,383	12,224,187	16,196
	British Pound	Sell	8/17/11	22,857,813	22,764,455	(93,358)
	Canadian Dollar	Buy	8/17/11	4,223,861	4,126,184	97,677
	Czech Koruna	Buy	8/17/11	7,491,408	7,491,408	—
	Euro	Sell	8/17/11	131,633,902	129,678,649	(1,955,253)
	Hungarian Forint	Buy	8/17/11	3,228,746	3,228,746	—
	Indian Rupee	Sell	8/17/11	18,878,545	18,774,900	(103,645)
	Japanese Yen	Sell	8/17/11	891,319	886,751	(4,568)
	Mexican Peso	Buy	8/17/11	5,628,838	5,611,368	17,470
	New Zealand Dollar	Sell	7/21/11	9,205,263	9,062,208	(143,055)
	Norwegian Krone	Sell	8/17/11	2,542,237	2,504,930	(37,307)
	Polish Zloty	Sell	8/17/11	3,859,526	3,859,526	—
	Russian Ruble	Buy	8/17/11	8,431,260	8,431,260	—
	Singapore Dollar	Buy	8/17/11	4,988,850	4,988,850	—
	South African Rand	Buy	7/21/11	15,598,922	15,554,303	44,619
	South Korean Won	Buy	8/17/11	12,196,588	11,999,650	196,938
	Swedish Krona	Buy	8/17/11	9,752,399	9,558,740	193,659
	Swiss Franc	Buy	8/17/11	1,925,078	1,932,827	(7,749)
	Taiwan Dollar	Sell	8/17/11	13,800,720	13,814,529	13,809
	Thai Baht	Buy	8/17/11	6,282,599	6,282,599	—
	Turkish Lira	Buy	8/17/11	416,366	417,657	(1,291)
Westpac Banking Corp.
	Australian Dollar	Buy	8/17/11	18,931,054	18,444,381	486,673
	British Pound	Sell	8/17/11	18,493,796	18,402,657	(91,139)
	Canadian Dollar	Buy	8/17/11	1,071,619	1,046,594	25,025
	Euro	Sell	8/17/11	79,799,380	78,302,927	(1,496,453)
	Japanese Yen	Sell	8/17/11	19,217,481	19,118,185	(99,296)
	New Zealand Dollar	Buy	7/21/11	2,175,008	2,144,270	30,738
	Norwegian Krone	Sell	8/17/11	29,779,995	29,350,906	(429,089)
	Swedish Krona	Buy	8/17/11	15,152,400	14,857,720	294,680
	Swiss Franc	Buy	8/17/11	4,251,099	4,267,702	(16,603)

Total						$(11,707,970)

FUTURES CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	1,599	$162,632,762	Sep-11	$1,075,506
Canadian Government Bond 10 yr (Short)	2,027	260,835,172	Sep-11	3,502,270
Euro-Bobl 5 yr (Long)	63	10,664,272	Sep-11	12,628
Euro-Bund 10 yr (Long)	1,125	204,971,650	Sep-11	(1,176,431)
Euro-Dollar 90 day (Short)	16,670	4,141,869,875	Jun-12	(9,545,752)
Euro-Schatz 2 yr (Short)	441	68,870,908	Sep-11	(81,999)
Euro-Swiss Franc 3 Month (Short)	534	158,468,194	Dec-11	(628,287)
Euro-Swiss Franc 3 Month (Short)	541	160,255,757	Jun-12	(1,052,879)
Euro-Swiss Franc 3 Month (Short)	547	161,658,762	Dec-12	(1,265,449)
Euro-Swiss Franc 3 Month (Short)	538	159,527,165	Mar-12	(831,302)
Euro-Swiss Franc 3 Month (Short)	532	157,969,652	Sep-11	(388,562)
Japanese Government Bond 10 yr (Long)	104	182,281,099	Sep-11	347,777
Japanese Government Bond 10 yr Mini (Long)	30	5,261,091	Sep-11	12,135
U.K. Gilt 10 yr (Long)	2,269	438,046,372	Sep-11	(5,746,780)
U.S. Treasury Bond 30 yr (Long)	633	79,916,250	Sep-11	(1,328,362)
U.S. Treasury Bond 20 yr (Long)	924	113,680,875	Sep-11	(2,286,923)
U.S. Treasury Note 10 yr (Short)	577	70,583,328	Sep-11	(86,626)
U.S. Treasury Note 5 yr (Long)	9,554	1,138,792,016	Sep-11	(2,343,293)
U.S. Treasury Note 2 yr (Short)	6,437	1,411,915,719	Sep-11	1,013,735

Total				$(20,798,594)

WRITTEN OPTIONS OUTSTANDING at 6/30/11 (premiums received $407,152,473) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.		$49,291,000	Aug-11/4.475	$4,970,012
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		73,698,000	Aug-11/4.55	7,932,853
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.		79,191,000	Aug-11/4.70	9,656,551
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing August 16, 2021.		122,408,000	Aug-11/4.765	15,498,077
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.		49,291,000	Aug-11/4.475	1,972
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		73,698,000	Aug-11/4.55	1,474
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.		79,191,000	Aug-11/4.70	122
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing August 16, 2021.		122,408,000	Aug-11/4.765	573
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.		193,465,001	Sep-11/2.065	1,170,463
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing December 16, 2016.		241,970,624	Dec-11/2.28	2,681,035
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		123,579,123	Jun-16/4.39	4,028,679
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.		17,581,660	Feb-15/5.36	1,653,379
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.		193,465,001	Sep-11/2.065	2,037,186
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing December 16, 2016.		241,970,624	Dec-11/2.28	3,704,570
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		123,579,123	Jun-16/4.89	4,621,859
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.		17,581,660	Feb-15/5.36	780,479
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing December 9, 2016.		212,321,761	Dec-11/2.225	2,085,000
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		102,700,709	May-16/4.11	2,799,450
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		125,585,277	Jun-16/4.12	3,445,943
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		147,396,000	Aug-11/4.49	15,091,876
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		138,138,000	Jul-11/4.52	14,965,871
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		69,069,000	Jul-11/4.5475	7,649,392
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 17, 2021.		377,999,419	May-16/4.705	14,738,197
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing December 9, 2016.		212,321,761	Dec-11/2.225	3,300,811
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		147,396,000	Aug-11/4.49	4,422
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		138,138,000	Jul-11/4.52	15
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		69,069,000	Jul-11/4.5475	6
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 17, 2021.		377,999,419	May-16/4.705	15,271,177
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		102,700,709	May-16/5.11	3,463,766
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		125,585,277	Jun-16/5.12	4,220,082
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.578% versus the six month CHF-LIBOR-BBA maturing December 24, 2013.	CHF	200,160,000	Dec-11/0.578	246,750
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.602% versus the six month CHF-LIBOR-BBA maturing December 22, 2013.	CHF	200,160,000	Dec-11/0.602	294,936
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.70175% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	186,840,000	Jan-12/0.70175	427,358
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 3.55% versus the three month USD-LIBOR-BBA maturing July 21, 2021.		$246,010,752	Jul-11/3.55	6,029,724
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		100,615,452	May-16/4.60	3,683,532
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.		261,144,697	May-16/4.765	10,516,297
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 3.55% versus the three month USD-LIBOR-BBA maturing July 21, 2021.		246,010,752	Jul-11/3.55	319,814
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		100,615,452	May-16/4.60	4,281,187
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.		261,144,697	May-16/4.765	10,294,324
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.		68,994,186	Nov-11/2.31	825,860
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		101,118,714	May-16/4.36	3,226,698
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.		68,994,186	Nov-11/2.31	907,963
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		101,118,714	May-16/4.86	3,825,321
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		403,795,500	Sep-15/4.04	16,171,323
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		88,935,500	Aug-15/4.375	8,075,343
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		88,935,500	Aug-15/4.46	8,556,484
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		147,297,000	Jul-11/4.46	15,180,429
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		147,297,000	Jul-11/4.525	16,022,968
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		122,794,492	Jun-16/4.575	4,429,197
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing July 27, 2021.		220,945,500	Jul-11/4.745	28,161,713
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.		83,790,163	Jun-16/4.815	5,381,004
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing September 12, 2018.		132,437,000	Sep-13/4.82	8,743,021
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		95,125,800	Apr-12/4.8675	10,580,843
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		51,844,360	Feb-15/5.27	4,644,218
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.		21,412,000	May-12/5.51	3,389,091
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		403,795,500	Sep-15/4.04	39,462,934
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		88,935,500	Aug-15/4.375	12,977,468
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		88,935,500	Aug-15/4.46	12,332,686
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		147,297,000	Jul-11/4.46	34
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		147,297,000	Jul-11/4.525	16
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		122,794,492	Jun-16/4.575	5,296,126
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing July 27, 2021.		220,945,500	Jul-11/4.745	9
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.		83,790,163	Jun-16/4.815	6,047,974
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing September 12, 2018.		132,437,000	Sep-13/4.82	1,808,197
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		95,125,800	Apr-12/4.8675	563,847
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		51,844,360	Feb-15/5.27	2,417,400
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.		21,412,000	May-12/5.51	51,389
Option on an interest rate swap with UBS AG for the obligation to pay a fixed rate of 0.722% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	213,480,000	Jan-12/0.722	542,507

Total				$401,491,277

TBA SALE COMMITMENTS OUTSTANDING at 6/30/11 (proceeds receivable $447,803,750) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 6 1/2s, July 1, 2041	$11,000,000	7/14/11	$12,454,063
Federal National Mortgage Association, 5s, June 1, 2041	13,000,000	6/13/11	13,832,304
Federal National Mortgage Association, 4 1/2s, July 1, 2041	118,000,000	7/14/11	122,083,909
Federal National Mortgage Association, 4s, July 1, 2041	297,000,000	7/14/11	297,000,000

Total			$445,370,276

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$1,179,340,500		$(715,726)	4/12/13	0.97%	3 month USD-LIBOR-BBA	$(9,931,462)
	AUD	36,350,000		—	4/18/21	6.10%	6 month AUD-BBR-BBSW	(863,813)
	CAD	56,810,000		—	6/28/21	3.25%	3 month CAD-BA-CDOR	759,456
	EUR	233,400,000		—	6/14/13	1 year EUR-EONIA-OIS-COMPOUND	1.711561%	165,623
	GBP	147,907,000		—	6/29/20	6 month GBP-LIBOR-BBA	3.355%	(816,772)
	GBP	45,410,000		—	6/30/21	6 month GBP-LIBOR-BBA	3.4725%	—
	GBP	205,760,000		—	2/3/13	1.875%	6 month GBP-LIBOR-BBA	(3,943,630)
	GBP	92,060,000		—	2/3/16	3.0625%	6 month GBP-LIBOR-BBA	(5,613,162)
	GBP	133,730,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.87%	(85,951)
	Barclays Bank PLC
		$1,349,256,900		254,429	6/17/13	0.64%	3 month USD-LIBOR-BBA	923,592
		600,476,100		1,219,947	6/17/21	3.20%	3 month USD-LIBOR-BBA	3,304,100
		571,044,000		(1,048,216)	6/17/16	3 month USD-LIBOR-BBA	1.93%	(2,484,233)
		1,209,608,400		(2,922,753)	6/17/20	3 month USD-LIBOR-BBA	3.04%	(6,639,947)
		315,129,400		1,169,299	6/17/41	4.04%	3 month USD-LIBOR-BBA	2,358,650
		180,300,000		—	6/20/16	3 month USD-LIBOR-BBA	1.8125%	(1,529,214)
		105,400,000		—	6/20/41	3.91625%	3 month USD-LIBOR-BBA	2,756,072
		12,018,000		—	6/20/21	3 month USD-LIBOR-BBA	3.104%	(148,144)
		30,767,000		—	6/20/21	3 month USD-LIBOR-BBA	3.093%	(409,208)
		215,694,700		—	3/10/18	3.06%	3 month USD-LIBOR-BBA	(8,506,788)
		100,431,000		—	6/23/20	2.955%	3 month USD-LIBOR-BBA	1,069,378
		53,500,000		—	6/24/20	2.92375%	3 month USD-LIBOR-BBA	710,974
		70,925,500		—	6/24/21	3.103%	3 month USD-LIBOR-BBA	910,284
		939,520,000		—	6/27/20	2.89485%	3 month USD-LIBOR-BBA	15,084,688
		353,610,000		—	6/27/41	3 month USD-LIBOR-BBA	3.88882%	(11,225,455)
		64,687,000		—	6/28/13	3 month USD-LIBOR-BBA	0.628%	(70,438)
		76,223,000		—	6/28/21	3.042%	3 month USD-LIBOR-BBA	1,423,619
		5,169,000		—	6/28/41	3 month USD-LIBOR-BBA	3.885%	(168,131)
		46,740,000		—	6/28/41	3 month USD-LIBOR-BBA	3.88%	(1,561,919)
		134,610,000		—	6/28/20	2.855%	3 month USD-LIBOR-BBA	2,605,054
		366,430,000		—	6/29/20	2.841084%	3 month USD-LIBOR-BBA	7,477,303
		147,160,000		—	6/29/14	3 month USD-LIBOR-BBA	3.85488%	(5,543,443)
		110,230,000		—	6/29/13	3 month USD-LIBOR-BBA	0.6425%	(86,857)
		136,800,000		—	6/30/13	3 month USD-LIBOR-BBA	0.66%	(62,101)
		93,200,000		—	6/30/20	2.8825%	3 month USD-LIBOR-BBA	1,599,942
		87,800,000		—	6/30/14	3 month USD-LIBOR-BBA	3.92%	(2,299,301)
		13,648,000		—	7/1/21	3.198%	3 month USD-LIBOR-BBA	73,290
		104,855,300		—	7/5/41	4.08%	3 month USD-LIBOR-BBA	—
		6,453,400		8,320	3/30/31	3 month USD-LIBOR-BBA	4.17%	293,936
		1,189,837,800		(53,469)	5/4/13	0.78%	3 month USD-LIBOR-BBA	(4,246,644)
	AUD	77,670,000		—	6/29/21	5.735%	6 month AUD-BBR-BBSW	662,911
	AUD	155,340,000		—	6/30/16	5.42%	6 month AUD-BBR-BBSW	533,400
	AUD	248,160,000		—	3/21/16	5.57%	6 month AUD-BBR-BBSW	(1,555,296)
	AUD	188,630,000		—	3/21/21	6 month AUD-BBR-BBSW	5.88%	1,310,551
	AUD	56,760,000		—	4/21/21	6.0675%	6 month AUD-BBR-BBSW	(1,198,914)
	EUR	412,460,000		—	6/15/13	1 year EUR-EONIA-OIS-COMPOUND	1.67%	(96,077)
	EUR	515,575,000		—	6/15/13	1.95%	3 month EUR-EURIBOR-REUTERS	739,479
	EUR	91,712,000		—	2/9/21	3.53%	6 month EUR-EURIBOR-REUTERS	(2,823,815)
	GBP	78,830,000		—	6/13/21	6 month GBP-LIBOR-BBA	3.406%	(1,281,666)
	GBP	78,830,000		—	6/13/21	6 month GBP-LIBOR-BBA	3.406%	(1,281,666)
	GBP	251,860,000		—	4/6/16	6 month GBP-LIBOR-BBA	3.05%	13,114,679
	GBP	85,600,000		—	4/6/31	4.2375%	6 month GBP-LIBOR-BBA	(4,740,979)
	GBP	113,500,000		—	1/18/21	3.7875%	6 month GBP-LIBOR-BBA	(6,872,542)
	GBP	123,490,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	(188,503)
	GBP	288,060,000		—	2/3/13	1.895%	6 month GBP-LIBOR-BBA	(5,704,013)
	GBP	205,810,000		—	5/17/13	1.555%	6 month GBP-LIBOR-BBA	(1,047,131)
	GBP	205,810,000		—	5/18/13	1.555%	6 month GBP-LIBOR-BBA	(1,033,093)
	Citibank, N.A.
		$689,174,200		132,026	7/9/20	3 month USD-LIBOR-BBA	3.01%	4,409,128
		5,085,040		—	6/29/21	3 month USD-LIBOR-BBA	3.05375%	(89,517)
		655,481,000		329,000	5/11/14	1.21%	3 month USD-LIBOR-BBA	(3,291,927)
		500,000,000		103,000	5/11/14	1.2%	3 month USD-LIBOR-BBA	(2,512,094)
	GBP	251,860,000		—	4/5/16	6 month GBP-LIBOR-BBA	3.075%	13,630,081
	GBP	85,600,000		—	4/5/31	4.21075%	6 month GBP-LIBOR-BBA	(4,230,855)
	GBP	491,000,000		—	8/3/15	2.9225%	6 month GBP-LIBOR-BBA	(27,828,069)
	GBP	145,660,000		—	8/3/20	6 month GBP-LIBOR-BBA	3.885%	11,465,685
	GBP	613,760,000		—	8/3/12	6 month GBP-LIBOR-BBA	1.61%	6,500,655
	SEK	206,000,000		—	6/10/21	3.62%	3 month SEK-STIBOR-SIDE	(268,208)
	SEK	285,890,000		—	3/24/21	3 month SEK-STIBOR-SIDE	3.8025%	1,584,876
	SEK	202,250,000		—	4/15/21	3.93%	3 month SEK-STIBOR-SIDE	(1,233,097)
	SEK	239,700,000		—	5/23/21	3.6575%	3 month SEK-STIBOR-SIDE	(533,572)
	SEK	206,000,000		—	6/9/21	3.6225%	3 month SEK-STIBOR-SIDE	(275,880)
	SEK	205,600,000		—	2/4/21	3.79%	3 month SEK-STIBOR-SIDE	(1,146,852)
	Credit Suisse International
		$491,508,700		(141,193)	5/27/21	3.21%	3 month USD-LIBOR-BBA	(64,634)
		267,527,000		—	6/30/21	3 month USD-LIBOR-BBA	3.159%	(2,257,681)
		988,351,500		(1,317,266)	3/14/16	3 month USD-LIBOR-BBA	2.35%	26,225,496
		381,800,000	(E)	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(1,519,564)
		19,014,000		—	7/5/21	3.265%	3 month USD-LIBOR-BBA	—
		176,000,000		—	7/5/21	3.288%	3 month USD-LIBOR-BBA	—
		645,412,900		(132,044)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(18,800,523)
		290,545,700		85,015	2/24/26	4.16%	3 month USD-LIBOR-BBA	(18,696,949)
		1,822,596,900		—	4/15/13	0.93125%	3 month USD-LIBOR-BBA	(12,997,597)
		1,296,679,200		92,459	5/27/13	0.72%	3 month USD-LIBOR-BBA	(2,130,982)
	CHF	82,800,000		—	6/14/21	6 month CHF-LIBOR-BBA	2.075%	(283,309)
	CHF	41,350,000		—	5/13/21	2.225%	6 month CHF-LIBOR-BBA	(646,498)
	CHF	41,350,000		—	5/16/21	2.185%	6 month CHF-LIBOR-BBA	(455,447)
	CHF	720,200,000		—	5/19/13	0.7125%	6 month CHF-LIBOR-BBA	(3,928,145)
	CHF	82,800,000		—	5/20/21	2.24%	6 month CHF-LIBOR-BBA	(1,382,837)
	EUR	34,400,000		—	4/19/21	3.691%	6 month EUR-EURIBOR-REUTERS	(1,454,024)
	GBP	147,690,000		—	2/3/16	3.065%	6 month GBP-LIBOR-BBA	(9,031,246)
	GBP	81,650,000		—	2/3/21	6 month GBP-LIBOR-BBA	3.93%	6,358,169
	MXN	364,910,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(609,167)
	SEK	205,600,000		—	2/7/21	3.82%	3 month SEK-STIBOR-SIDE	(1,230,293)
	SEK	199,790,000		—	3/29/21	3 month SEK-STIBOR-SIDE	3.81125%	1,120,878
	SEK	157,310,000		—	4/4/21	3.815%	3 month SEK-STIBOR-SIDE	(728,429)
	SEK	364,140,000		—	3/4/21	3 month SEK-STIBOR-SIDE	3.78%	1,950,376
	Deutsche Bank AG
		$881,506,000		—	6/10/13	0.59125%	3 month USD-LIBOR-BBA	1,102,837
		19,673,000		—	6/16/20	3.013%	3 month USD-LIBOR-BBA	101,056
		234,164,000		—	7/1/16	3 month USD-LIBOR-BBA	1.955%	(641,609)
		1,389,454,800		3,254,932	7/27/20	3 month USD-LIBOR-BBA	2.94%	771,137
		860,492,900		151,712	12/31/14	1.91%	3 month USD-LIBOR-BBA	(16,426,742)
		898,335,000		—	2/5/14	2.44661%	3 month USD-LIBOR-BBA	(43,062,027)
		1,245,519,500		(832,633)	4/21/13	0.81%	3 month USD-LIBOR-BBA	(6,493,649)
	EUR	299,300,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(5,656,187)
	KRW	49,744,000,000		—	5/9/16	4.115%	3 month KRW-CD-KSDA-BLOOMBERG	(452,475)
	KRW	49,744,000,000		—	4/22/16	4.135%	3 month KRW-CD-KSDA-BLOOMBERG	(513,605)
	KRW	49,330,000,000		—	4/29/16	4.14%	3 month KRW-CD-KSDA-BLOOMBERG	(512,921)
	MXN	364,910,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(480,790)
	Goldman Sachs International
		$952,190,300		1,557,315	2/15/15	2.16%	3 month USD-LIBOR-BBA	(31,090,262)
		715,782,900		(3,172,703)	2/15/20	3 month USD-LIBOR-BBA	3.67%	42,122,944
		18,268,000		—	6/20/21	3 month USD-LIBOR-BBA	3.075%	(271,933)
		354,317,000		—	7/1/14	3 month USD-LIBOR-BBA	1.105%	(187,788)
		1,507,000		—	7/1/41	3 month USD-LIBOR-BBA	4.02625%	(11,830)
		27,300,000		—	7/1/21	3.232%	3 month USD-LIBOR-BBA	64,701
		390,274,000		—	7/1/16	3 month USD-LIBOR-BBA	1.9625%	(924,949)
		1,204,832,900		—	7/5/14	3 month USD-LIBOR-BBA	1.13%	—
		498,601,800		—	7/5/21	3.2525%	3 month USD-LIBOR-BBA	—
		49,749,200		—	7/5/41	3 month USD-LIBOR-BBA	4.055%	—
		245,540,700	(E)	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(834,838)
		731,150,200		(2,089,868)	5/9/20	3 month USD-LIBOR-BBA	3.15%	5,408,134
		1,215,994,400		(755,086)	5/20/13	0.71%	3 month USD-LIBOR-BBA	(2,865,175)
	CHF	304,870,000		—	12/15/12	0.538%	6 month CHF-LIBOR-BBA	(1,832,817)
	CHF	81,880,000		—	5/5/21	6 month CHF-LIBOR-BBA	2.3725%	2,650,977
	EUR	167,890,000		—	6/9/21	6 month EUR-EURIBOR-REUTERS	3.409%	311,935
	EUR	515,575,000		—	6/17/13	1 year EUR-EONIA-OIS-COMPOUND	1.665%	(589,464)
	EUR	515,575,000		—	6/17/13	1.92%	3 month EUR-EURIBOR-REUTERS	763,380
	EUR	479,460,000		—	6/20/13	1.91%	3 month EUR-EURIBOR-REUTERS	903,807
	EUR	479,460,000		—	6/20/13	1 year EUR-EONIA-OIS-COMPOUND	1.615%	(1,513,452)
	EUR	178,830,000		—	6/21/13	1 year EUR-EONIA-OIS-COMPOUND	1.632%	(331,630)
	EUR	309,320,000		—	5/26/13	2.224%	6 month EUR-EURIBOR-REUTERS	(863,060)
	GBP	57,360,000		—	1/21/21	3.81%	6 month GBP-LIBOR-BBA	(3,628,760)
	KRW	47,671,000,000		—	4/21/16	4.12%	3 month KRW-CD-KSDA-BLOOMBERG	(462,227)
	SEK	204,500,000		—	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	(819,613)
	SEK	364,140,000		—	3/2/21	3 month SEK-STIBOR-SIDE	3.7575%	1,837,096
	JPMorgan Chase Bank, N.A.
		$36,780,200		—	3/9/26	3 month USD-LIBOR-BBA	4.07%	1,919,131
		717,700,000	(E)	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(2,947,967)
		385,700,000	(E)	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(1,635,831)
		992,739,700		45,982	4/27/13	0.83%	3 month USD-LIBOR-BBA	(4,670,807)
		1,279,500,000		—	5/9/13	0.7475%	3 month USD-LIBOR-BBA	(3,574,678)
	CAD	41,210,000		—	9/21/20	3.105%	3 month CAD-BA-CDOR	425,514
	EUR	412,460,000		—	6/13/13	1 year EUR-EONIA-OIS-COMPOUND	1.74%	182,284
	EUR	412,460,000		—	6/13/13	1.9865%	3 month EUR-EURIBOR-REUTERS	121,627
	EUR	194,050,000		—	6/15/21	6 month EUR-EURIBOR-REUTERS	3.2715%	(3,034,465)
	EUR	242,870,000		—	6/15/13	2.085%	6 month EUR-EURIBOR-REUTERS	433,281
	EUR	97,820,000		—	5/31/15	6 month EUR-EURIBOR-REUTERS	2.0975%	(2,503,371)
	EUR	9,800,000		—	2/4/40	6 month EUR-EURIBOR-REUTERS	3.79%	21,492
	JPY	8,172,000,000		—	2/22/21	1.36375%	6 month JPY-LIBOR-BBA	(2,817,019)
	JPY	13,447,610,000		—	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(1,429,106)
	JPY	13,410,360,000		—	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	855,805
	JPY	2,192,700,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	218,534
	JPY	2,948,000,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	186,105
	MXN	52,130,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(59,403)
	MXN	325,230,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	(1,105,765)
	MXN	528,640,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(1,515,169)
	UBS, AG
	AUD	43,200,000	(E)	—	4/11/21	6 month AUD-BBR-BBSW	6.65%	540,045
	AUD	43,200,000	(E)	—	4/12/21	6 month AUD-BBR-BBSW	6.61%	479,319
	CHF	419,232,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(2,753,305)

	Total							$(167,658,927)
(E)	See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$10,079,110	$—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	$(24,329)
	10,430,833	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	77,799
	10,079,110	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(24,329)
	10,430,833	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	77,799
	22,254,741	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(146,212)
	22,310,454	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	166,404
Barclays Bank PLC
	40,423,174	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(51,804)
	12,384,231	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(11,219)
	25,829,263	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(192,649)
	6,083,043	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	39,965
	37,216,236	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	277,580
	4,897,525	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	9,687
	4,460,734	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	33,957
	4,897,525	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(19,744)
	4,836,534	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(24,285)
	4,547,789	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(13,833)
	8,526,774	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	63,598
	51,719,537	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(393,713)
	24,079,203	120,395	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	286,735
	60,014,853	309,452	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	724,033
	35,937,145	218,992	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	467,245
	10,598,096	(9,936)	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(289)
	10,518,663	24,653	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(20,301)
	5,282,642	45,398	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	32,587
	27,347,575	(34,184)	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(174,176)
	50,748,466	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	41,163
	27,346,828	8,546	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(131,442)
	37,989,970	213,694	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	—
	69,683,923	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	457,818
	56,467,637	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	421,168
	32,979,993	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	251,059
	19,798,934	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	130,078
	11,344,539	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	86,360
	72,920,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(386,838)
	74,290,056	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	49,125
	6,683,934	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(16,134)
	10,079,536	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(24,330)
	10,430,833	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	77,799
	24,209,360	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(58,437)
	25,072,787	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	164,726
	3,900,026	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(9,414)
	18,605,723	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(141,635)
	18,341,610	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	136,802
	82,028,604	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(54,242)
	51,133,226	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(240,769)
	137,569,174	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,026,069
	37,232,683	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	277,703
	101,089,294	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	753,981
	31,613,269	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	207,697
	43,936,883	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	327,706
	11,932,699	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	89,001
	44,931,423	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(295,196)
	73,383,768	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(482,126)
	941,861	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Ginnie Mae II pools	(2,210)
	104,879,249	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(335,352)
	52,408,337	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	390,891
	314,297,983	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	402,790
	126,415,442	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	942,878
	320,431,731	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(974,650)
	159,335,398	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,188,414
	87,800,632	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	112,521
	9,635,855	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(29,309)
	9,451,404	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,112
	10,851,714	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(9,830)
	35,190,324	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(31,878)
	25,512,293	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(23,111)
	21,847,777	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	17,721
	390,677	—	1/12/39	(6.00%)1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(419)
	15,622,237	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	37,709
	45,463,038	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	36,876
Citibank, N.A.
	9,809,658	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(23,679)
	10,572,716	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	69,462
	22,987,252	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	69,920
	36,466,503	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	46,734
GBP	73,890,000	—	5/18/13	(3.38%)	GBP Non-revised UK Retail Price Index	3,400,881
Credit Suisse International
	$72,688,215	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(221,094)
	21,411,524	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	27,440
	20,919,828	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	63,631
	107,112,186	(284,517)	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	(403,700)
	4,460,734	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,717
	37,145,028	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(24,563)
	10,430,833	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	77,799
	10,079,110	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(24,329)
	1,483,805	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,807)
	2,032,601	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,793)
	2,354,104	—	1/12/39	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(658)
	22,254,741	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(146,212)
	22,188,584	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	168,910
Deutsche Bank AG
	27,346,828	42,729	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(97,258)
	9,256,877	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(43,587)
	37,145,028	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(24,563)
	4,547,789	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(31,288)
	1,028,329	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	462
	1,881,008	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	3,198
Goldman Sachs International
	37,378,459	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(278,790)
	15,808,845	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	117,911
	36,945,000	—	7/28/11	(0.685%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	1,045,983
	36,945,000	—	7/29/11	(0.76%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	1,023,096
	36,945,000	—	7/30/11	(0.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	1,039,001
	4,836,534	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	15,374
	4,547,789	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	31,288
	41,680,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(163,845)
	31,260,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(152,414)
	23,360,991	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	56,389
	25,041,325	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	186,772
	7,318,188	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(17,665)
	109,894,481	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(819,656)
	53,254,802	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	128,548
	7,618,195	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(13,761)
	8,048,089	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	5,322
	8,522,289	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,720
	7,449,296	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	5,689
	8,713,112	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	27,860
	890,847	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	3,996
	978,628	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Ginnie Mae II pools	(968)
	70,550,755	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(214,593)

Total						$10,475,231

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Bank of America, N.A.
	Ford Motor Credit Co., 7%, 10/1/13	Ba2	$—		$6,000,000	3/20/12	285 bp	$82,265
	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(147,863)		16,610,000	12/20/19	(100 bp)	1,586,690
	Ukraine (Government of), 7.65%, 6/11/13	B2	—		4,715,000	10/20/11	194 bp	12,872
	Deutsche Bank AG
	Federal Republic of Brazil, 12 1/4%, 3/6/30	Baa2	—		3,770,000	10/20/17	105 bp	(36,871)
	Russian Federation, 7 1/2%, 3/31/30	—	—		987,500	4/20/13	(112 bp)	(9,101)
	United Mexican States, 7.5%, 4/8/33	Baa1	—		6,115,000	3/20/14	56 bp	(20,475)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	2,045,000	9/20/13	715 bp	361,505
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	1,975,000	9/20/13	477 bp	193,955
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	1,975,000	9/20/13	535 bp	230,417
	Goldman Sachs International
	Lighthouse International Co, SA, 8%, 4/30/14	Ca	—	EUR	1,835,000	3/20/13	680 bp	(1,417,728)
	JPMorgan Chase Bank, N.A.
	DJ CDX NA HY Series 16 Version 1 Index	B+	(678,541)		$32,899,000	6/20/16	500 bp	(107,817)
	Republic of Argentina, 8.28%, 12/31/33	B3	—		2,860,000	6/20/14	235 bp	(229,193)
	Russian Federation, 7 1/2%, 3/31/30	Baa1	—		495,000	9/20/13	276 bp	25,091
	Morgan Stanley Capital Services, Inc.
	Dominican Republic, 8 5/8%, 4/20/27	—	—		5,020,000	11/20/11	(170 bp)	15,802
	Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		3,545,000	10/20/12	339 bp	(159,504)

	Total							$527,908

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2011.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2010 through June 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $5,343,328,097.
(b)	The aggregate identified cost on a tax basis is $6,609,862,064, resulting in gross unrealized appreciation and depreciation of $170,554,812 and $175,425,666, respectively, or net unrealized depreciation of $4,870,854.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $319,822 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,564,048,267 and $1,321,582,849, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(g)	The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $4,656,366,637 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
	The dates shown on debt obligations are the original maturity dates.
	IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	United States	82.6%
	Russia	3.1
	Argentina	2.9
	Venezuela	1.4
	Germany	1.2
	Ukraine	1.1
	Netherlands	1.0
	Luxembourg	0.9
	Brazil	0.8
	United Kingdom	0.8
	Indonesia	0.6
	Turkey	0.5
	Other	3.1

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. ertain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund had an average number of contracts of approximately 29,500 on futures contracts for the reporting period.
	Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $2,758,300,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $6,570,300,000 on written options contracts for the reporting period.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors/industries, to gain exposure to rates of inflation in specific regions/countries and to hedge inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $1,943,500,000 on total return swap contracts for the reporting period.
	Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $44,696,300,000 on interest rate swap contracts for the reporting period.
	Credit default contracts: The fund enters into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $31,223,769 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $522,773,736 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $547,449,399.
	TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$578,564,357	$12,612,060
Convertible bonds and notes	—	8,148,349	—
Corporate bonds and notes	—	1,886,071,531	18,001
Foreign government bonds and notes	—	453,925,719	—
Mortgage-backed securities	—	1,551,224,354	18,170,872
Purchased options outstanding	—	70,515,763	—
Senior loans	—	103,749,349	—
U.S. Government and Agency Mortgage Obligations	—	691,477,728	—
Short-term investments	358,806,162	871,706,965	—

Totals by level	$358,806,162	$6,215,384,115	$30,800,933

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(11,707,970)	$—
Futures contracts	(20,798,594)	—	—
Written options	—	(401,491,277)	—
TBA sale commitments	—	(445,370,276)	—
Interest rate swap contracts	—	(162,881,406)	—
Total return swap contracts	—	9,820,009	—
Credit default contracts	—	1,354,312	—

Totals by level	$(20,798,594)	$(1,010,276,608)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$3,227,184	$1,872,872
Foreign exchange contracts	9,796,873	21,504,843
Interest rate contracts	288,979,398	793,814,903

Total	$302,003,455	$817,192,618

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2011